Loan Level Exception Report

Run Date - 9/XX/2018 12:44:47 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Laon Id	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Subject to Predatory - Unable to Test	Review Date	Overall Grade	Credit Grade	Property Grade	Compliance Grade	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Cured Exceptions	Compensating Factors	Valuation Comments	General Comments	Primary Guideline	Loan Data 1
201041045					AZ		Primary	Purchase			11/XX/2016 10:38:25 PM	2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
201041122	NJ	Primary	Refinance Cash-out - Debt Consolidation	12/XX/2016 9:43:27 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
201041288	MO	Primary	Refinance Rate/Term	11/XX/2016 8:22:26 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
201041353					WA		Primary	Purchase			11/XX/2016 8:22:26 PM	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
201041365	FL	Primary	Purchase	12/XX/2016 9:43:27 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
201041423					AZ		Investment	Refinance Cash-out - Other			12/XX/2016 7:13:50 AM	1			1
201041523					FL		Investment	Refinance Cash-out - Debt Consolidation			12/XX/2016 9:43:27 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
201041560					TX		Investment	Purchase			12/XX/2016 9:43:27 PM	1			1
201228517	AL	Primary	Refinance Rate/Term	Yes	2/XX/2017 11:50:45 AM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201257726	TX	Primary	Refinance Rate/Term	2/XX/2017 8:18:25 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/XX/2003 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 9.34500% is underdisclosed from calculated APR of 9.64424% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $191,681.25 is underdisclosed from calculated Finance Charge of $194,575.36 in the amount of $2,894.11.
																	EXCEPTION INFO: HUD credit page 1 of $2958.00 is evidenced, unable to apply lump sum credit due to missing detailed itemization of credit to borrower.
201260338	MO	Primary	Refinance Cash-out - Debt Consolidation	2/XX/2017 11:50:45 AM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
201616940					TX		Investment	Refinance Cash-out - Debt Consolidation			4/XX/2017 4:52:11 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 6/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/XX/2002.
201617120	CA	Primary	Refinance Cash-out - Debt Consolidation	Yes	3/XX/2017 3:47:18 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/XX/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201617448	MD	Primary	Purchase	No	4/XX/2017 2:42:05 PM	2	2	[3] Application / Processing - Missing Valuation:: Valuation Type: Stated / Valuation Report Date: <empty> Stated is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/XX/2003.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201628844	MI	Primary	Purchase	No	4/XX/2017 11:35:05 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/XX/2004.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201706261	IN	Primary	Refinance Cash-out - Other	Yes	5/XX/2017 8:09:49 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201706749					NC		Primary	Purchase			5/XX/2017 10:38:00 AM	1			1
201706932	UT	Primary	Refinance Cash-out - Debt Consolidation	5/XX/2017 11:05:12 AM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2001.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
201924924	PA	Primary	Purchase	6/XX/2017 2:17:21 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2001.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201924963	NC	Primary	Refinance Cash-out - Debt Consolidation	6/XX/2017 2:17:21 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/XX/2001.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201925010					GA		Primary	Refinance Cash-out - Other			6/XX/2017 2:17:21 PM	3			3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state EXCEPTION INFO: GA State requirement is not to exceed 5%. Note indicates late charge of 6%.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/XX/2001.
201925037					AR		Primary	Purchase			6/XX/2017 11:44:44 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/XX/2001.
201925099	MO	Primary	Purchase	6/XX/2017 2:17:21 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002.
201925127	MI	Primary	Refinance Cash-out - Debt Consolidation	Tested	6/XX/2017 2:17:21 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 3/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 10/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest.
201972456					WA		Primary	Purchase			6/XX/2017 9:40:02 PM	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
201984380	KY	Primary	Refinance Cash-out - Other	6/XX/2017 3:16:22 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202093168	OH	Primary	Purchase	7/XX/2017 10:26:54 AM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.
202093254	TX	Primary	Purchase	7/XX/2017 10:26:54 AM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202093436	ME	Primary	Purchase	No	7/XX/2017 9:44:07 AM	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 10/XX/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202093477	MO	Primary	Refinance Cash-out - Debt Consolidation	7/XX/2017 10:26:54 AM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202093627	TX	Primary	Purchase	7/XX/2017 10:26:54 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202093722					SC		Primary	Refinance Cash-out - Other			7/XX/2017 10:26:54 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002.
202093744					PA		Investment	Refinance Rate/Term			7/XX/2017 10:26:54 AM	3			3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
202147627	TX	Primary	Purchase	7/XX/2017 10:26:54 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202147693	VA	Primary	Refinance Cash-out - Debt Consolidation	7/XX/2017 10:26:54 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $224,261.28 is underdisclosed from calculated Finance Charge of $224,831.55 in the amount of $570.27.
																	EXCEPTION INFO: There is a Broker credit on page one of the HUD for $678.10 which is not itemized therefore excluded.
202147702					TX		Primary	Purchase			8/XX/2017 3:02:16 PM	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202148067	TN	Primary	Refinance Cash-out - Other	Yes	8/XX/2017 3:02:41 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 01/XX/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202263620					TX		Primary	Purchase			8/XX/2017 8:22:18 AM	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202263831					WI		Primary	Refinance Cash-out - Other			8/XX/2017 8:00:39 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.
202264343	AZ	Primary	Refinance Rate/Term	Yes	8/XX/2017 8:22:18 AM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264857	MD	Primary	Refinance Cash-out - Other	8/XX/2017 7:57:15 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202264859					CO		Primary	Purchase			8/XX/2017 7:57:15 AM	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202264891					MN		Primary	Refinance Cash-out - Debt Consolidation			8/XX/2017 8:22:18 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003.
202264905	NV	Primary	Refinance Cash-out - Other	8/XX/2017 8:22:18 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
202265155					TX		Primary	Purchase			8/XX/2017 9:22:14 AM	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
202334152	PA	Primary	Refinance Cash-out - Other	Yes	9/XX/2017 5:13:15 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202335204	GA	Primary	Purchase	9/XX/2017 5:43:50 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2002.
202383969	KY	Primary	Refinance Cash-out - Other	Yes	10/XX/2017 4:01:08 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202384016	AK	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/XX/2017 9:40:09 AM	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 12/XX/2000. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202390048	GA	Primary	Purchase	No	10/XX/2017 1:23:29 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Late charge not allowed per state of GA - max late charge for GA is 5% - note states 6%.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 03/XX/2001. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202390303	NC	Primary	Refinance Cash-out - Other	10/XX/2017 11:09:23 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202421922					FL		Primary	Refinance Cash-out - Other			10/XX/2017 2:39:39 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004.
202452623					GA		Investment	Purchase			11/XX/2017 4:38:06 PM	2			2	[3] Application / Processing - Missing Document: Note Addendum - Prepayment not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2002.
202516210	GA	Primary	Refinance Rate/Term	Yes	11/XX/2017 12:40:18 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202516229	GA	Primary	Purchase	Yes	11/XX/2017 12:40:18 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202516235	GA	Investment	Purchase	No	11/XX/2017 12:40:18 PM	2	2	[2] Closing / Title - TILA - Final TIL Missing

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.
202524477					PA		Primary	Purchase			11/XX/2017 9:24:47 AM	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202656822	TX	Primary	Refinance Cash-out - Other	Yes	12/XX/2017 10:08:53 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656900	TX	Primary	Refinance Cash-out - Other	Yes	12/XX/2017 10:23:32 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 07/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656928	TX	Primary	Refinance UTD	Yes	12/XX/2017 10:23:32 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Property is designated for agricultural use (other than primarily for production of XXX)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 09/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656932	TX	Primary	Refinance UTD	Yes	12/XX/2017 10:23:32 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 07/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42.1 Endorsement, there is no evidence the Title Policy includes the Texas T-42 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
202656939	TX	Primary	Refinance Cash-out - Other	Yes	12/XX/2017 10:23:32 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 07/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] State Compliance - Texas Home Loan Counseling Agencies List Not Provided: Texas Home Loan: Borrower did not receive list of available housing counseling agencies approved by HUD.

[2] State Compliance - Texas Home Loan Counseling Disclosure Not Provided: Texas Home Loan: Borrower did not receive a statement regarding the value of mortgage counseling.

[2] State Compliance - Texas Home Loan (Mortgage Information Resource List not Provided): Texas Home Loan: Borrower did not receive list of other resources where mortgage information can be found.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202658301	MO	Primary	Purchase	No	12/XX/2017 10:35:12 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2001.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202658304	MI	Primary	Refinance Cash-out - Other	Yes	12/XX/2017 10:35:12 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202658318	NJ	Primary	Purchase	No	12/XX/2017 10:35:12 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2001.

[2] State Compliance - New Jersey First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (NJ) - max late charge for NJ loan is 4% - note states 5%. Lender is XXX

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202658770	OH	Primary	Refinance Cash-out - Debt Consolidation	12/XX/2017 10:50:18 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
EXCEPTION INFO: ARM Disclosure document included in file, but not signed nor dated

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
202658778	TN	Primary	Refinance Cash-out - Other	Yes	12/XX/2017 10:50:18 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 07/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202658793					IN		Primary	Refinance Cash-out - Other			4/XX/2018 6:48:19 PM	2			2		[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 6.31539% is in excess of the allowable maximum of 5.00000% of the Original Loan Amount. FNMA Finance Charge total $6,814.31 on a Original Loan Amount of $107,900.00 vs. an allowable total of $5,395.00 (an overage of $1,419.31 or 1.31539%).
202692427	NC	Primary	Refinance Cash-out - Other	Yes	12/XX/2017 1:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202692436	MS	Primary	Purchase	12/XX/2017 12:30:33 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002.
202692483	NM	Primary	Refinance Cash-out - Other	Yes	12/XX/2017 10:08:53 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202692489	NY	Primary	Refinance Cash-out - Other	Yes	12/XX/2017 12:30:33 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 01/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
202692493	LA	Primary	Refinance Cash-out - Debt Consolidation	Yes	12/XX/2017 12:30:33 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine property type, compliance results were generated using a defaulted value of Single Family Detached.: Valuation Type: Stated / Valuation Report Date: 02/XX/2002
202700565	FL	Primary	Refinance Cash-out - Other	12/XX/2017 9:20:03 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2002.
202700572	IL	Primary	Purchase	No	12/XX/2017 9:20:03 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 03/XX/1999. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
202700573	GA	Primary	Refinance Cash-out - Other	Yes	12/XX/2017 9:20:03 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/1998.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700574	NC	Primary	Purchase	No	12/XX/2017 9:20:03 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/1998.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700754	GA	Primary	Purchase	No	12/XX/2017 4:29:20 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2002.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700782	IL	Primary	Purchase	No	12/XX/2017 4:29:20 PM	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Only the first page of the mortgage was provided (page 13)

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2002.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700811	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	12/XX/2017 4:29:20 PM	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700822	IL	Primary	Refinance Cash-out - Other	Yes	12/XX/2017 10:09:41 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 6% late charge exceeds 5% maximum per state (IL).

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2002.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: 6% late charge exceeds 5% maximum per state (IL).

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700868	NC	Primary	Purchase	Yes	12/XX/2017 10:36:56 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700870	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	12/XX/2017 10:14:26 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Application / Processing - Missing Valuation:

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine property type, compliance results were generated using a defaulted value of Single Family Detached.: Valuation Type: Stated / Valuation Report Date: 03/XX/2003
202700871	NC	Primary	Purchase	Yes	12/XX/2017 10:36:56 PM	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700901	GA	Primary	Purchase	Yes	12/XX/2017 9:33:03 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700902	GA	Primary	Purchase	Yes	12/XX/2017 12:25:55 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700950	IL	Primary	Purchase	No	12/XX/2017 10:52:18 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700969	NC	Primary	Refinance Cash-out - Other	Yes	12/XX/2017 10:52:18 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002.

[2] State Compliance - North Carolina First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700971	NC	Primary	Purchase	Yes	12/XX/2017 10:52:18 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202795356	KS	Primary	Refinance Cash-out - Debt Consolidation	1/XX/2018 6:19:42 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2001.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																	EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (KS) - prepayment charge for KS is not allowed where a prepayment is made more than 6 months after the execution of the promissory note - note states 2 years. Lender is XXX
202795358	NC	Primary	Refinance Cash-out - Debt Consolidation	1/XX/2018 6:19:42 PM	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2001.
202968838	GA	Primary	Purchase	2/XX/2018 10:41:57 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
202968900					NC		Second Home	Purchase			2/XX/2018 10:41:57 PM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202968902	MI	Primary	Purchase	2/XX/2018 10:41:57 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP expired. A prepayment fee or penalty in excess of 1% not allowed per Michigan - Note states 3, 2 declining. Lender is XXX

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP expired. A prepayment fee or penalty in excess of 1% not allowed per Michigan - Note states 3, 2 declining. Lender is XXX.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202968914	VA	Primary	Refinance Cash-out - Other	2/XX/2018 10:41:57 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202968926	CA	Primary	Refinance Cash-out - Debt Consolidation	2/XX/2018 3:32:23 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203003382	GA	Primary	Purchase	2/XX/2018 2:30:21 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/1998.
203003385	KS	Primary	Refinance Cash-out - Debt Consolidation	2/XX/2018 2:30:21 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2001.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203071941	IL	Primary	Purchase	No	3/XX/2018 5:18:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203071973	TX	Primary	Purchase	3/XX/2018 5:18:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003.

[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203071988	NE	Primary	Purchase	3/XX/2018 5:18:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.

																	[2] State Compliance - Nebraska Mortgage Bankers Registration and Licensing Act (Broker Notice Not Provided): Nebraska Mortgage Bankers Registration and Licensing Act: Mortgage broker has received compensation from the borrower without providing a written agreement to the borrower.
203071991	IL	Primary	Refinance Cash-out - Debt Consolidation	Yes	3/XX/2018 5:18:03 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203084811	LA	Primary	Refinance UTD	Yes	3/XX/2018 5:29:03 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 09/XX/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203084855	VA	Primary	Refinance UTD	Yes	3/XX/2018 5:29:03 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 07/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203085142	OK	Primary	Refinance UTD	Yes	3/XX/2018 5:29:03 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 10/XX/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203111586	WV	Primary	Refinance Cash-out - Debt Consolidation	Yes	3/XX/2018 11:15:58 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180350	NJ	Primary	Refinance Rate/Term	4/XX/2018 1:06:54 PM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $150,438.95 is underdisclosed from calculated Finance Charge of $150,486.82 in the amount of $47.87.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of amount financed.
203180388					FL		Investment	Purchase			4/XX/2018 1:06:54 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.
203180389	CA	Primary	Refinance Cash-out - Other	4/XX/2018 1:06:54 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.
203180390					CA		Investment	Refinance Cash-out - Other			4/XX/2018 2:03:12 PM	1			1
203180391	NC	Investment	Refinance Rate/Term	4/XX/2018 1:06:54 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.

[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
																	EXCEPTION INFO: Late charge not allowed per state (NC) - max late charge for NC is 4% - Note states 5%.
203180392	TX	Primary	Refinance Rate/Term	4/XX/2018 1:06:54 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.
203180394	PA	Investment	Refinance Rate/Term	4/XX/2018 1:06:54 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 06/XX/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
203180395	FL	Primary	Refinance Cash-out - Debt Consolidation	4/XX/2018 1:06:54 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $216,356.45 is underdisclosed from calculated Finance Charge of $216,472.50 in the amount of $116.05.
																	EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $1777.91 and final HUD reflects $1,648.97.
203180396					TX		Investment	Refinance Cash-out - Other			4/XX/2018 1:06:54 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.
203180397	NY	Primary	Refinance Cash-out - Other	4/XX/2018 1:06:54 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2003, prior to three (3) business days from transaction date of 01/XX/2004.
203180398	IL	Primary	Refinance Rate/Term	4/XX/2018 1:06:54 PM	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.
203180399	TX	Primary	Refinance Rate/Term	4/XX/2018 1:06:54 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.
203180400	DC	Primary	Purchase	4/XX/2018 1:06:54 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.
203180401					OH		Investment	Refinance Rate/Term			4/XX/2018 1:06:54 PM	1			1
203180402	MD	Primary	Refinance Cash-out - Other	4/XX/2018 1:06:54 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $90,293.96 is underdisclosed from calculated Finance Charge of $90,468.90 in the amount of $174.94.
																	EXCEPTION INFO: TIL itemization did not include $125 Service charges and $50 Courier fee in the prepaid finance charges.
203180405	CO	Primary	Refinance Cash-out - Other	4/XX/2018 1:06:54 PM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $203,863.74 is underdisclosed from calculated Finance Charge of $203,923.64 in the amount of $59.90.
																	EXCEPTION INFO: The TIL Itemization did not disclose the MERS fee $3.95,Settlement fee $35 and Subordination fee $21 as prepaid finance charges
203180408	CA	Primary	Refinance Cash-out - Other	4/XX/2018 1:06:54 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2003, prior to three (3) business days from transaction date of 11/XX/2003.
203180411	NY	Primary	Purchase	4/XX/2018 1:06:54 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $208,238.65 is underdisclosed from calculated Finance Charge of $208,795.17 in the amount of $556.52.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
203180414	TX	Primary	Refinance Rate/Term	4/XX/2018 1:06:54 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
203180417					CO		Investment	Refinance Cash-out - Other			4/XX/2018 1:06:54 PM	1			1
203180418					TX		Investment	Refinance Rate/Term			4/XX/2018 1:06:54 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.
203180419	OR	Investment	Refinance Cash-out - Other	4/XX/2018 1:06:54 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 06/XX/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
203180420					IL		Investment	Purchase			4/XX/2018 1:06:54 PM	1			1
203180421	AZ	Second Home	Purchase	4/XX/2018 1:06:54 PM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $96,721.52 is underdisclosed from calculated Finance Charge of $97,176.50 in the amount of $454.98.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
203180422					NV		Investment	Purchase			4/XX/2018 1:06:54 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.
203180425					CA		Primary	Refinance Cash-out - Other			4/XX/2018 1:06:54 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.
203180426	IL	Primary	Purchase	4/XX/2018 1:06:54 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
203180427	CO	Primary	Purchase	4/XX/2018 1:06:54 PM	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.
203180428					CA		Primary	Refinance Cash-out - Debt Consolidation			4/XX/2018 1:06:54 PM	2			2		[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
203180429					AZ		Investment	Purchase			4/XX/2018 1:06:54 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.
203180430					NJ		Investment	Refinance Cash-out - Debt Consolidation			4/XX/2018 1:06:54 PM	1			1
203180431					TX		Investment	Refinance Rate/Term			4/XX/2018 1:06:54 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.
203180432	TX	Primary	Refinance Rate/Term	4/XX/2018 1:06:54 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.
203180433	CA	Primary	Refinance Cash-out - Other	4/XX/2018 1:06:54 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
203180436					TX		Investment	Refinance Rate/Term			4/XX/2018 1:06:54 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.
203180441	TX	Primary	Refinance Cash-out - Debt Consolidation	4/XX/2018 9:15:24 AM	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX.)	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
203180475	SC	Primary	Refinance Rate/Term	Yes	4/XX/2018 8:50:18 AM	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 10/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180505	PA	Primary	Refinance Cash-out - Other	Yes	4/XX/2018 8:50:18 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 08/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180518	OH	Primary	Refinance Cash-out - Other	Yes	4/XX/2018 2:03:12 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 03/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180545	TX	Primary	Refinance Cash-out - Other	Yes	4/XX/2018 9:15:24 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 02/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6): Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] State Compliance - Texas Home Loan Counseling Agencies List Not Provided: Texas Home Loan: Borrower did not receive list of available housing counseling agencies approved by HUD.

[2] State Compliance - Texas Home Loan Counseling Disclosure Not Provided: Texas Home Loan: Borrower did not receive a statement regarding the value of mortgage counseling.

[2] State Compliance - Texas Home Loan (Mortgage Information Resource List not Provided): Texas Home Loan: Borrower did not receive list of other resources where mortgage information can be found.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180547	TX	Primary	Refinance UTD	Yes	4/XX/2018 9:15:24 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6): Loan did not close at office of lender, attorney or title company.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 02/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] State Compliance - Texas Home Loan Counseling Agencies List Not Provided: Texas Home Loan: Borrower did not receive list of available housing counseling agencies approved by HUD.

[2] State Compliance - Texas Home Loan Counseling Disclosure Not Provided: Texas Home Loan: Borrower did not receive a statement regarding the value of mortgage counseling.

[2] State Compliance - Texas Home Loan (Mortgage Information Resource List not Provided): Texas Home Loan: Borrower did not receive list of other resources where mortgage information can be found.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180557	TX	Primary	Refinance Cash-out - Other	Yes	4/XX/2018 1:06:54 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 01/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] State Compliance - Texas Home Loan Counseling Agencies List Not Provided: Texas Home Loan: Borrower did not receive list of available housing counseling agencies approved by HUD.

[2] State Compliance - Texas Home Loan Counseling Disclosure Not Provided: Texas Home Loan: Borrower did not receive a statement regarding the value of mortgage counseling.

[2] State Compliance - Texas Home Loan (Mortgage Information Resource List not Provided): Texas Home Loan: Borrower did not receive list of other resources where mortgage information can be found.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180585	TX	Primary	Refinance Cash-out - Other	Yes	4/XX/2018 9:15:24 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 01/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Title / Lien Defect - Title Policy is Preliminary or Commitment, and not a Final Title Policy.: Title Evidence: Preliminary

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180607	IL	Primary	Refinance Cash-out - Other	Yes	4/XX/2018 9:15:24 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 07/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203180720					NJ		Primary	Refinance Cash-out - Other			4/XX/2018 9:15:24 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
203180721	CA	Primary	Purchase	4/XX/2018 9:15:24 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
203180930					CA		Second Home	Refinance Cash-out - Other			4/XX/2018 9:29:19 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003.
203180931					CA		Investment	Purchase			4/XX/2018 9:29:19 AM	1			1
203180932	CA	Investment	Purchase	4/XX/2018 9:29:19 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.

[2] State Compliance - State Late Charge Percentage
																	EXCEPTION INFO: Late charge not allowed per state (CA) - max late charge for CA is 6% - Note states 15%.
203180933	MD	Primary	Refinance Rate/Term	4/XX/2018 8:50:18 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.
203181000	GA	Primary	Purchase	4/XX/2018 9:29:19 AM	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
203220807	GA	UTD	Refinance UTD	Yes	4/XX/2018 8:39:15 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 09/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																	EXCEPTION INFO: Cannot determine occupancy due to missing documentation
203220828	KY	Primary	Refinance UTD	Yes	4/XX/2018 9:11:21 AM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 07/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220829	NC	Primary	Refinance Rate/Term	Yes	4/XX/2018 9:11:21 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 08/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Title / Lien Defect - Title Policy is Preliminary or Commitment, and not a Final Title Policy.: Title Evidence: Commitment

[2] Title / Lien Defect - Title Policy is Preliminary or Commitment, and not a Final Title Policy.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220833	NJ	Primary	Refinance UTD	Yes	4/XX/2018 9:11:21 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 07/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per the state of NJ-no prepays are allowed-note states 6 months interest.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220837	OH	UTD	Refinance UTD	Yes	4/XX/2018 9:11:21 AM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 10/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (OH) - max prepayment charge for OH ARM loan is 1%- note states 6 months’ interest on the amount prepaid in excess of 20% of the original amount. Lender is XXX

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203220841	AR	Primary	Refinance UTD	Yes	4/XX/2018 8:39:15 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 10/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220846	LA	Primary	Refinance UTD	Yes	4/XX/2018 8:39:15 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 09/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220848	LA	UTD	UTD UTD	Yes	4/XX/2018 9:11:21 AM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 08/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (LA) - max prepayment charge for LA ARM loan is 5%, 4%, 3%, 2%, 1% unpaid principal balance in years 1, 2, 3, 4, 5 - note states 6 months’ interest on the amount prepaid in excess of 20% of the original amount. Lender is XXX

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203220851	LA	Primary	Refinance UTD	Yes	4/XX/2018 9:11:21 AM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 07/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (LA) - max prepayment charge for LA ARM loan is 5%, %, 3%, 2%, 1% of the unpaid principal balance in years 1, 2, 3, 4, 5 - note states for first 60 months penalty is 6 months interest (3.050%) on amount prepaid exceeding 20% of OPB. Lender is XXX

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220863	PA	UTD	UTD UTD	Yes	4/XX/2018 9:11:21 AM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 09/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203220866	VA	UTD	UTD UTD	Yes	4/XX/2018 9:11:21 AM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 10/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (VA) - max prepayment charge for VA ARM loan is 2%- note states 6 months’ interest on the amount prepaid in excess of 20% of the original amount. Lender is XXX
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.

[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.

																	[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.
203220868	VA	UTD	Refinance UTD	Yes	4/XX/2018 9:11:21 AM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 08/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: Prepayment charge not allowed per state (VA) - max prepayment charge for VA 1st Mtg loan under $40K is 1% - note states 6 months interest.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.

																	[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
203220870	IA	UTD	Purchase	No	4/XX/2018 9:11:21 AM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 11/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203220872	MS	UTD	Refinance UTD	Yes	4/XX/2018 7:12:19 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 08/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (MS) - max prepayment charge for MS ARM loan is 5%, 4%, 3% of the unpaid principal balance in years 1, 2, 3 - note states 6 months’ interest on the amount prepaid in excess of 20% of the original amount. Lender is XXX

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203220874	MO	UTD	UTD UTD	Yes	4/XX/2018 8:39:15 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 07/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203220879	TN	Primary	Refinance Cash-out - Debt Consolidation	Yes	4/XX/2018 8:39:15 AM	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002.

[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Title / Lien Defect - Title Policy is Preliminary or Commitment, and not a Final Title Policy.: Title Evidence: Commitment

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220883	MO	UTD	UTD UTD	Yes	4/XX/2018 9:11:21 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 08/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203220888	IL	Primary	UTD UTD	Yes	4/XX/2018 9:11:21 AM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 07/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (IL) - max prepayment charge for IL ARM loan is 0% - note states 6 months interest on the prepaid amount that exceeds 20% of OPB. Lender is XXX

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220889	VA	Primary	Refinance UTD	Yes	4/XX/2018 8:39:15 AM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 09/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP expired. Prepayment charge not allowed, per VA. - max prepayment charge for VA is 2%. Note states 6 months interest. Lender is XXX

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
203220913	IL	Primary	Refinance UTD	Yes	4/XX/2018 9:11:21 AM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 10/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220924	OH	Primary	UTD UTD	Yes	4/XX/2018 9:11:21 AM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 08/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (OH) - max prepayment charge for OH ARM loan is 1% of the OPB - note states 6 months interest (4.35%) on amount prepaid exceeding 20% of the OPB. Lender is XXX

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220925	OH	Primary	Refinance Cash-out - Other	Yes	4/XX/2018 7:12:19 PM	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 08/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220928	PA	Primary	Refinance UTD	Yes	4/XX/2018 9:11:21 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 10/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220938	LA	Primary	UTD UTD	Yes	4/XX/2018 9:11:21 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 10/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP expired. Prepayment charge not allowed per state (LA) - Max prepayment charge for LA is 5% during first year, 4% during 2nd year and 3% during 3rd year. Note states 60 months interest with 20% allowance. Lender is XXX.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220947	NC	Primary	Refinance Cash-out - Other	Yes	4/XX/2018 8:39:15 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 08/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220952	TN	Primary	Refinance UTD	Yes	4/XX/2018 8:39:15 AM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 10/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220954	PA	Primary	UTD UTD	Yes	4/XX/2018 9:11:21 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: No Appraisal provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 07/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220955	WI	UTD	UTD UTD	Yes	5/XX/2018 10:00:38 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 10/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203220957	WA	Primary	Refinance UTD	Yes	4/XX/2018 9:11:21 AM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 08/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220959	MS	UTD	UTD UTD	Yes	4/XX/2018 9:11:21 AM	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 10/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203220966	MS	Primary	Refinance UTD	Yes	4/XX/2018 9:11:21 AM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 08/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per MS - max prepayment charge is 5%/4%/3%/2%1%. Note states 3.875%/3.875%/3.875%/3.875%/3.875%. Lender is XXX.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220968	OK	Primary	Refinance UTD	Yes	4/XX/2018 9:11:21 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Closing / Title - TILA - Final TIL Missing

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 08/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220969	MI	Primary	UTD UTD	Yes	4/XX/2018 9:11:21 AM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 08/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220975	NC	Primary	Refinance UTD	Yes	4/XX/2018 8:39:15 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 09/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220985	IA	Primary	Refinance UTD	Yes	4/XX/2018 9:11:21 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Rider - ARM not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 08/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220986	IA	UTD	Refinance UTD	Yes	4/XX/2018 9:11:21 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 08/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.

																	[2] Miscellaneous Compliance - Unable to determine the # of units, compliance results were generated using a defaulted value.: Valuation Type: Stated / Valuation Report Date: 01/XX/2003
203220987	IN	Primary	UTD UTD	Yes	4/XX/2018 9:11:21 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 09/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220988	IN	Primary	Refinance UTD	Yes	4/XX/2018 9:11:21 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 09/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220995	KY	Primary	Refinance UTD	Yes	4/XX/2018 9:11:21 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 09/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221005	AR	Primary	UTD UTD	Yes	4/XX/2018 9:11:21 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - Initial TIL not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 04/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221007	PA	Primary	UTD UTD	Yes	4/XX/2018 9:11:21 AM	3	3	[3] General - Incomplete Document: Note - Subject Lien is incomplete
EXCEPTION INFO: Missing page 2 of Subject Note

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 01/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221009	IA	Primary	Refinance UTD	Yes	4/XX/2018 9:11:21 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 03/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221010	IA	UTD	UTD UTD	Yes	4/XX/2018 9:11:21 AM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 02/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203221011	IA	UTD	UTD UTD	Yes	4/XX/2018 9:11:21 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 01/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203221012	MO	Primary	Refinance UTD	Yes	4/XX/2018 8:39:15 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 03/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221016	GA	UTD	UTD UTD	Yes	4/XX/2018 9:11:21 AM	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 03/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203221024	MO	UTD	Refinance UTD	Yes	4/XX/2018 9:11:21 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided .	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 01/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment Penalty Charges are not allowed per state (MO) - max prepayment penalty charge for MO is 2% - note states 6 months advance interest by which the total prepayment exceeds 20% of the original balance. Lender is XXX.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203221028	KY	Primary	Refinance Rate/Term	Yes	4/XX/2018 8:39:15 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 02/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221029	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	4/XX/2018 8:39:15 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221035	MI	Primary	UTD UTD	Yes	4/XX/2018 9:11:21 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 03/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221037	MI	Primary	UTD UTD	Yes	4/XX/2018 9:11:21 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 03/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221039	NY	Primary	UTD UTD	Yes	4/XX/2018 7:12:19 PM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 03/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221040	NC	Primary	Refinance UTD	Yes	4/XX/2018 9:11:21 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 03/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221051	KY	Primary	UTD UTD	Yes	4/XX/2018 8:39:15 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 01/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221053	MI	Primary	UTD UTD	Yes	4/XX/2018 9:11:21 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 03/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221058	NC	Primary	UTD UTD	Yes	4/XX/2018 7:12:19 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 02/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221064	IN	UTD	Refinance UTD	Yes	4/XX/2018 9:11:21 AM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 01/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203221065	GA	Primary	Refinance UTD	Yes	4/XX/2018 7:12:19 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 01/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221070	KY	Primary	Refinance Cash-out - Other	Yes	4/XX/2018 9:11:21 AM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Appraisal not provided.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 04/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221076	CA	Primary	Refinance Cash-out - Debt Consolidation	4/XX/2018 8:39:15 AM	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2002.

[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203221077	CA	Primary	UTD UTD	Yes	4/XX/2018 9:11:21 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 03/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221080	NJ	Primary	UTD UTD	Yes	4/XX/2018 7:12:19 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 02/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221085	LA	Primary	Refinance UTD	Yes	4/XX/2018 7:12:19 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 02/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221086	LA	Primary	Refinance UTD	Yes	4/XX/2018 7:12:19 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 01/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221096	OH	Primary	Refinance Cash-out - Debt Consolidation	Tested	4/XX/2018 8:39:15 AM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2002.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Title / Lien Defect - Title Policy is Preliminary or Commitment, and not a Final Title Policy.: Title Evidence: Commitment
																	EXCEPTION INFO: Final Policy is not legible
203221098	MI	Primary	Refinance UTD	Yes	4/XX/2018 7:12:19 PM	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 02/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per MI - max prepayment charge of 1%. Note states 4.125%/4.125%/4.125%. Lender is XXX.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221101	OH	Primary	Refinance UTD	Yes	4/XX/2018 7:12:19 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 03/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221111	MS	Primary	Refinance UTD	Yes	4/XX/2018 7:12:19 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 04/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221113	NC	Primary	UTD UTD	Yes	4/XX/2018 8:39:15 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 01/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221119	MS	Primary	UTD UTD	Yes	4/XX/2018 7:12:19 PM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 02/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per MS - max prepayment charge per state (MS) is 5 years at 5%, 4%, 3%, 2%, 1% - Note states 6 months interest with 20% allowance. Lender is XXX

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221122	DE	Primary	Refinance UTD	Yes	4/XX/2018 7:12:19 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 03/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221123	NJ	Primary	Refinance UTD	Yes	4/XX/2018 7:12:19 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 02/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221130	OH	UTD	UTD UTD	Yes	4/XX/2018 8:39:15 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: No Appraisal provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 01/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203221133	NC	Primary	UTD UTD	Yes	4/XX/2018 8:39:15 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 02/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221141	MO	Primary	Refinance UTD	Yes	4/XX/2018 7:12:19 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 03/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221149	GA	Primary	Refinance Cash-out - Other	4/XX/2018 8:39:15 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.
203221156	NY	Primary	Refinance Cash-out - Other	4/XX/2018 8:39:15 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $305,321.03 is underdisclosed from calculated Finance Charge of $305,479.97 in the amount of $158.94.
EXCEPTION INFO: TIL Itemization did not disclose the escrow service charge of $50 and the title courier fee of $83 as prepaid finance charges.

																	[2] Title / Lien Defect - Title Policy is Preliminary or Commitment, and not a Final Title Policy.: Title Evidence: Commitment
203221157					GA		Primary	Purchase			4/XX/2018 8:39:15 AM	1			1
203221158	GA	Primary	Refinance Cash-out - Other	4/XX/2018 8:39:15 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $169,185.05 is underdisclosed from calculated Finance Charge of $169,270.02 in the amount of $84.97.
																	EXCEPTION INFO: TIL Itemization did not disclose the wire fee of $20 or the courier fee of $65 as prepaid finance charges.
203221159	NY	Primary	Purchase	Tested	4/XX/2018 7:12:19 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
203221161	GA	Primary	Purchase	4/XX/2018 8:39:15 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.
203221808	MO	Primary	Purchase	4/XX/2018 6:59:45 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
203221809	MN	Primary	Refinance Rate/Term	4/XX/2018 7:11:35 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $120,768.60 is underdisclosed from calculated Finance Charge of $120,829.30 in the amount of $60.70.
203335052	TX	Primary	Refinance Rate/Term	5/XX/2018 2:59:58 PM	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $198,319.45 is underdisclosed from calculated Finance Charge of $198,509.98 in the amount of $190.53.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
203335054	TX	Primary	Refinance Cash-out - Other	5/XX/2018 2:59:58 PM	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6): Loan closed prior to expiration of 12-day cooling off period.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.
203335055	TX	Primary	Refinance Cash-out - Other	Yes	5/XX/2018 2:59:58 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX.)	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203361785	NY	Primary	Refinance Cash-out - Other	5/XX/2018 2:32:54 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $166,982.17 is underdisclosed from calculated Finance Charge of $167,063.16 in the amount of $80.99.
																	EXCEPTION INFO: Under disclosure due to $750 Closing fee on FHUD, reflected as $500 on itemization of prepaid finance charges.
203361788	TX	Primary	Refinance Rate/Term	5/XX/2018 10:09:45 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $355,139.10 is underdisclosed from calculated Finance Charge of $363,996.42 in the amount of $8,857.32.
																	EXCEPTION INFO: Loan Detail Report indicates the Index used was 1.25%. The closest Index available in our look back period is 1.34%
203361790					GA		Investment	Refinance Rate/Term			5/XX/2018 10:09:45 AM	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2002.
203361791					GA		Investment	Refinance Rate/Term			5/XX/2018 10:09:45 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2002.
203361793					GA		Investment	Refinance Rate/Term			5/XX/2018 1:55:48 PM	3			3	[3] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002.
203361797					GA		Investment	Refinance Rate/Term			5/XX/2018 2:12:54 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003.
203361798	CA	Primary	Refinance Rate/Term	5/XX/2018 2:32:54 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002.
203361840					NY		Second Home	Purchase			5/XX/2018 10:09:45 AM	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.
203361841					TX		Investment	Refinance Cash-out - Other			5/XX/2018 10:09:45 AM	1			1
203361843					TX		Investment	Refinance Cash-out - Other			5/XX/2018 10:09:45 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.
203361844	OH	Primary	Purchase	5/XX/2018 10:09:45 AM	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.
203361849	CA	Primary	Refinance Cash-out - Other	5/XX/2018 2:32:54 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.
203361850	TX	Primary	Refinance Rate/Term	5/XX/2018 10:09:45 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.
203361851	UT	Primary	Refinance Rate/Term	5/XX/2018 10:09:45 AM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
203361853	TX	Primary	Refinance Rate/Term	5/XX/2018 10:09:45 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.
203361854					CA		Investment	Refinance Cash-out - Other			5/XX/2018 2:32:54 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.
203361855					CA		Investment	Refinance Cash-out - Other			5/XX/2018 2:32:54 PM	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.
203361858	CO	Primary	Purchase	5/XX/2018 2:32:54 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.
203361859	TX	Primary	Refinance Rate/Term	5/XX/2018 1:55:48 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004.
203361860	CO	Primary	Refinance Rate/Term	5/XX/2018 1:55:48 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
203361862	TX	Primary	Refinance Rate/Term	5/XX/2018 2:12:54 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.
203361863					CA		Primary	Refinance Cash-out - Other			5/XX/2018 2:32:54 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.
203361864					TX		Investment	Refinance Cash-out - Other			5/XX/2018 2:12:54 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.
203361865					TX		Investment	Refinance Cash-out - Other			5/XX/2018 1:55:48 PM	1			1
203361866					TX		Investment	Refinance Cash-out - Other			5/XX/2018 1:55:48 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.
203361867					TX		Investment	Refinance Cash-out - Other			5/XX/2018 2:12:54 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.
203361868					TX		Investment	Refinance Cash-out - Other			5/XX/2018 1:55:48 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.
203361869					TX		Investment	Refinance Cash-out - Other			5/XX/2018 1:55:48 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.
203361870					TX		Investment	Refinance Cash-out - Other			5/XX/2018 1:55:48 PM	3			3	[3] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.
203361872	MI	Primary	Purchase	5/XX/2018 1:55:48 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																	EXCEPTION INFO: PPP expired. Prepayment penalties in connection with loans secured by property containing a single-family dwelling are limited to 1% of the amount of any prepayment made within 3 years of the date of the loan. After 3 years, no prepayment penalty may be charged. The Note states within 5 years of the execution of the Note if the Borrower makes a partial Prepayment in any 12-month period that exceeds 20% of the OPB the Borrower will pay a prepayment charge equal to the amount of interest that would accrue during a 6-month period. The Lender is XXX
203361873	ID	Primary	Purchase	5/XX/2018 2:32:54 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.
203361878					TX		Investment	Refinance Rate/Term			5/XX/2018 1:55:48 PM	1			1
203361879					CA		Primary	Purchase			5/XX/2018 2:32:54 PM	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
203361881	CO	Primary	Refinance Cash-out - Other	5/XX/2018 2:32:54 PM	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.
203361883	OR	Primary	Purchase	5/XX/2018 2:32:54 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.
203361889	TX	Primary	Refinance Rate/Term	5/XX/2018 1:55:48 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
203361890					GA		Primary	Purchase			5/XX/2018 2:32:54 PM	1			1
203361892					GA		Primary	Refinance Cash-out - Other			5/XX/2018 2:32:54 PM	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
203361894	OH	Primary	Refinance Cash-out - Other	5/XX/2018 1:55:48 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.
203361895					NV		Second Home	Purchase			5/XX/2018 2:12:54 PM	1			1
203361896	CA	Primary	Purchase	5/XX/2018 2:12:54 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203361897	TX	Primary	Refinance Rate/Term	5/XX/2018 1:55:48 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.
203361898					CO		Primary	Refinance Cash-out - Other			5/XX/2018 2:32:54 PM	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
203361900					CA		Primary	Refinance Cash-out - Other			5/XX/2018 1:55:48 PM	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
203361901	GA	Primary	Purchase	5/XX/2018 2:32:54 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203361902	CA	Primary	Refinance Cash-out - Debt Consolidation	5/XX/2018 2:32:54 PM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $629,369.63 is underdisclosed from calculated Finance Charge of $631,322.29 in the amount of $1,952.66.
EXCEPTION INFO: TIL itemization did not disclose a flood cert fee of $15, an escrow fee of $450, a rate lock fee of $400, a demand/recon/fax fee of $222 as prepaid finance charges.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
203361906	TX	Primary	Refinance Rate/Term	5/XX/2018 1:55:48 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
203361907					NV		Investment	Purchase			5/XX/2018 2:32:54 PM	1			1
203361909	GA	Primary	Refinance Cash-out - Other	5/XX/2018 2:32:54 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
203361911					TX		Primary	Refinance Rate/Term			5/XX/2018 1:55:48 PM	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
203361913	TX	Primary	Refinance Rate/Term	5/XX/2018 1:55:48 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
203361914	TX	Primary	Purchase	5/XX/2018 2:32:54 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203361915	NH	Primary	Refinance Cash-out - Other	5/XX/2018 2:32:54 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: Rate lock period not provided.
EXCEPTION INFO: Evidence rate was locked agreement not in file

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
203362056	TX	Primary	Refinance Rate/Term	5/XX/2018 2:12:54 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $52,123.20 is underdisclosed from calculated Finance Charge of $53,762.46 in the amount of $1,639.26.
																	EXCEPTION INFO: Rate lock and closing instruction indicate the index value used was 1.110%. The closest index available in our look-back period is 1.2%.
203362071	TX	Primary	Refinance Rate/Term	5/XX/2018 2:36:20 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
CLEARED COMMENT (2018-09-11): Rate term Refi - prior mortgage was at time of purchase - no cash out

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.
CLEARED COMMENT (2018-09-11): Rate term Refi - prior mortgage was at time of purchase - no cash out

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
CLEARED COMMENT (2018-09-11): Rate term Refi - prior mortgage was at time of purchase - no cash out

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2018-09-11): Rate term Refi - prior mortgage was at time of purchase - no cash out

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
CLEARED COMMENT (2018-09-11): Rate term Refi - prior mortgage was at time of purchase - no cash out

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6): Fannie Mae forms not used for closing of home equity loan.
CLEARED COMMENT (2018-09-11): Rate term Refi - prior mortgage was at time of purchase - no cash out

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2018-09-11): Rate term Refi - prior mortgage was at time of purchase - no cash out

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Negative Amortization Feature): Texas Constitution Section 50(a)(6): Mortgage loan contains impermissible negative amortization feature.
CLEARED COMMENT (2018-09-11): Rate term Refi - prior mortgage was at time of purchase - no cash out

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX)
																		CLEARED COMMENT (2018-09-11): Rate term Refi - prior mortgage was at time of purchase - no cash out
203362072	FL	Primary	Purchase	5/XX/2018 2:12:54 PM	2	2	[3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of XXX does not match Calculated P&I of XXX
EXCEPTION INFO: P&I payment on the Note does not correspond to terms of Note terms. Per calculation, payment on the Note is based on the margin not the stated rate.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
203362073					FL		Investment	Purchase			5/XX/2018 2:12:54 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003.
203362074					CO		Investment	Refinance Cash-out - Debt Consolidation			5/XX/2018 2:36:20 PM	3			3	[3] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.
203362076	PA	Primary	Refinance Rate/Term	5/XX/2018 2:12:54 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $281,152.93 is underdisclosed from calculated Finance Charge of $293,859.85 in the amount of $12,706.92.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be payment stream related.
203362078	MN	Primary	Purchase	5/XX/2018 8:56:48 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $122,998.31 is underdisclosed from calculated Finance Charge of $123,638.35 in the amount of $640.04.
																	EXCEPTION INFO: Finance charges are under disclosed by $640.04 due to a variance in final TIP payment stream and system calculated payment stream.
203362098	NJ	Primary	Purchase	No	5/XX/2018 10:57:53 AM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/1992 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/1992.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203362127					TN		Primary	Refinance Cash-out - Debt Consolidation			5/XX/2018 10:57:53 AM	1			1
203362153					WA		Investment	Refinance Rate/Term			5/XX/2018 10:05:36 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002.
203362173	NC	Primary	Purchase	5/XX/2018 2:59:58 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
203362176	WI	Primary	Refinance Cash-out - Other	5/XX/2018 2:59:58 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.
203362189	CA	Primary	Refinance Rate/Term	5/XX/2018 2:32:54 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.
203362190	CA	Primary	Refinance Cash-out - Other	5/XX/2018 2:32:54 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.
203362357	TX	Primary	Purchase	5/XX/2018 4:21:25 PM	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203362458	TX	Primary	Refinance Cash-out - Debt Consolidation	5/XX/2018 2:12:54 PM	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX.)	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $115,335.66 is underdisclosed from calculated Finance Charge of $118,501.50 in the amount of $3,165.84.
																	EXCEPTION INFO: Rate Lock indicates the Index used was 2.75%. The closest Index available in our look-back period is 2.96%.
203362471	TX	Investment	Refinance Cash-out - Other	5/XX/2018 4:21:25 PM	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 07/XX/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
203362491	IN	Primary	Refinance Cash-out - Other	Yes	5/XX/2018 4:21:25 PM	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 07/XX/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203362492	IN	Primary	Purchase	Yes	5/XX/2018 4:21:25 PM	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 07/XX/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203362493	AR	Primary	Refinance Cash-out - Debt Consolidation	Yes	5/XX/2018 4:21:25 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203362494	TX	Primary	Refinance Cash-out - Other	Yes	5/XX/2018 4:59:57 PM	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 08/XX/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t)) No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6): Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Unable to determine if the security instrument discloses that the loan is a TX Home Equity/50(a)(6) Loan due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Mortgage loan can be foreclosed upon by means other than a court order): Texas Constitution Section 50(a)(6): Unable to test if mortgage loan can be foreclosed upon by means other than a court order. due to missing note and/or security instrument.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Personal Liability): Texas Constitution Section 50(a)(6): Unable to test personal liability due to missing the note and/or security instrument.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ): Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner’s spouse(s).

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203362528	TX	Primary	Refinance Cash-out - Other	5/XX/2018 4:59:57 PM	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $155,903.97 is underdisclosed from calculated Finance Charge of $156,019.97 in the amount of $116.00.
																	EXCEPTION INFO: TIL itemization did not disclose a processing fee of $133 and a recording service fee of $100 as prepaid finance charges.
203362563	TX	Primary	Refinance Cash-out - Other	Yes	5/XX/2018 4:59:57 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
EXCEPTION INFO: No appraisal provided.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 08/XX/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t)) No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6): Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Mortgage loan can be foreclosed upon by means other than a court order): Texas Constitution Section 50(a)(6): Unable to test if mortgage loan can be foreclosed upon by means other than a court order. due to missing note and/or security instrument.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.Evidence of Guaranty or Surety of a TX Home Equity loan in file.
																		CLEARED COMMENT (2018-05-14): Documentation in file clearing issue
203362623	NJ	Primary	Refinance Cash-out - Debt Consolidation	Yes	5/XX/2018 4:59:57 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203484469	PA	Primary	Refinance Cash-out - Other	5/XX/2018 2:23:11 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/1999.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: 10 day grace period less than 15 day minimum per state PA.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203500011	NC	Primary	Refinance Cash-out - Debt Consolidation	5/XX/2018 2:11:04 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2001.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $142,910.85 is underdisclosed from calculated Finance Charge of $142,956.76 in the amount of $45.91.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203500013	NC	Primary	Refinance Rate/Term	5/XX/2018 4:02:44 PM	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2001.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $182,940.64 is underdisclosed from calculated Finance Charge of $183,015.14 in the amount of $74.50.
																	EXCEPTION INFO: Unable to determine the fee under disclosure due to missing the itemization of amount financed.
203500134					NY		Primary	Refinance Cash-out - Other			5/XX/2018 2:36:20 PM	1			1
203500135	MA	Primary	Refinance Cash-out - Other	5/XX/2018 2:36:20 PM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $683,191.58 is underdisclosed from calculated Finance Charge of $683,332.53 in the amount of $140.95.
																	EXCEPTION INFO: TIL Itemization did not disclose an attorney's fee of $600 or a title courier fee of $40 as prepaid finance charges.
203500136	NY	Primary	Purchase	5/XX/2018 2:36:20 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
203500137	MA	Primary	Refinance Rate/Term	5/XX/2018 2:36:20 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $308,247.30 is underdisclosed from calculated Finance Charge of $308,402.33 in the amount of $155.03.
EXCEPTION INFO: "TIL itemization did not disclose an additional $100 closing fee and courier fee of $40 as prepaid
																	finance charges.
203500139	NC	Primary	Refinance Rate/Term	5/XX/2018 2:36:20 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 4% maximum per state (NC).

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $217,332.36 is underdisclosed from calculated Finance Charge of $217,408.39 in the amount of $76.03.
																	EXCEPTION INFO: Itemization of amount financed does not include a $50 title courier fee or a $25 wire fee as prepaid finance charges.
203500140	NY	Primary	Refinance Cash-out - Other	5/XX/2018 2:36:20 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.
203500142	NY	Primary	Refinance Cash-out - Other	5/XX/2018 2:36:20 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.
203500146	NY	Primary	Purchase	5/XX/2018 2:36:20 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $320,998.32 is underdisclosed from calculated Finance Charge of $321,324.55 in the amount of $326.23.
																	EXCEPTION INFO: TIL Itemization did not disclose a loan discount fee of $475 as a prepaid finance charge.
203500147	NY	Primary	Purchase	5/XX/2018 2:36:20 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

																	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
203500150	MA	Primary	Refinance Cash-out - Debt Consolidation	Yes	5/XX/2018 2:36:20 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203500151	NC	Primary	Refinance Rate/Term	Tested	5/XX/2018 2:36:20 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
203500155	NC	Primary	Refinance Cash-out - Debt Consolidation	5/XX/2018 2:36:20 PM	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.
203500156	NC	Primary	Refinance Rate/Term	5/XX/2018 2:36:20 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.
203500157	NC	Primary	Refinance Cash-out - Other	5/XX/2018 2:36:20 PM	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
203500159	NY	Primary	Refinance Rate/Term	5/XX/2018 2:36:20 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
203500162	NY	Primary	Refinance Cash-out - Other	5/XX/2018 2:36:20 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $720,350.50 is underdisclosed from calculated Finance Charge of $720,810.44 in the amount of $459.94.
																	EXCEPTION INFO: TIL itemization did not disclose a settlement / closing fee of $775 as prepaid finance charge.
203500180	NY	Primary	Refinance Cash-out - Debt Consolidation	5/XX/2018 4:02:44 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $549,687.40 is underdisclosed from calculated Finance Charge of $549,779.35 in the amount of $91.95.
																	EXCEPTION INFO: Lender failed to disclose $70 Subordination recording fee and a $22 Courier fee.
203500182	NY	Primary	Refinance Rate/Term	5/XX/2018 2:36:20 PM	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
203500183	NY	Primary	Purchase	5/XX/2018 2:36:20 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $389,387.14 is underdisclosed from calculated Finance Charge of $392,878.35 in the amount of $3,491.21.
																	EXCEPTION INFO: Under disclosure due to Neg Am Note. It appears an Index lower than those available in look-back period was used.
203500184	NY	Primary	Refinance Rate/Term	5/XX/2018 4:02:44 PM	2	2	[3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of XXX does not match Calculated P&I of XXX
EXCEPTION INFO: It appears the note payment was calculated by Lender based on the margin of XXX and not on the actual interest rate reflected on note of XXX	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $107,791.00 is underdisclosed from calculated Finance Charge of $108,126.93 in the amount of $335.93.
																	EXCEPTION INFO: TIL Itemization did not disclose the assignment recording fee of $75. Additionally, the note payment of $695.60 is based on an interest rate of 2.15% however, interest rate on note is actually 1.95%.
203500198	MO	Primary	Refinance Cash-out - Debt Consolidation	Yes	5/XX/2018 10:28:41 AM	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203500200	KY	Primary	Refinance Cash-out - Other	Yes	5/XX/2018 10:28:41 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2002.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Late charge not allowed per state (KY) - max late charge for KY is 5% - note states 10%

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203500202	NY	Primary	Refinance Cash-out - Other	5/XX/2018 10:28:41 AM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
203500205	NC	Primary	Refinance Rate/Term	5/XX/2018 10:28:41 AM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203500208	CA	Primary	Refinance Cash-out - Other	5/XX/2018 10:28:41 AM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.
203500209	PA	Primary	Refinance Rate/Term	5/XX/2018 10:28:41 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: There are no restrictions on residential mortgages over $50000 (PA).

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $133,179.48 is underdisclosed from calculated Finance Charge of $133,217.36 in the amount of $37.88.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203500210	VA	Primary	Refinance Cash-out - Debt Consolidation	5/XX/2018 10:28:41 AM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $266,698.34 is underdisclosed from calculated Finance Charge of $266,773.35 in the amount of $75.01.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed . Appears to be fee related.

[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.

																	[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.
203500219	MI	Primary	Refinance Cash-out - Debt Consolidation	5/XX/2018 10:28:41 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Unable to test Consumer Caution notice due to missing information.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203500221	MI	Primary	Refinance Cash-out - Debt Consolidation	5/XX/2018 10:28:41 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203500222	MI	Primary	Refinance Cash-out - Other	5/XX/2018 10:28:41 AM	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203500233	NY	Primary	Refinance Cash-out - Other	5/XX/2018 10:28:41 AM	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2003, prior to three (3) business days from transaction date of 08/XX/2003.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203500251	AZ	Primary	Refinance Cash-out - Other	5/XX/2018 10:28:41 AM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203500253	MA	Primary	Refinance Cash-out - Other	5/XX/2018 10:28:41 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003.
203500254	NC	Primary	Refinance Cash-out - Debt Consolidation	5/XX/2018 10:28:41 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.
203500264					NY		Primary	Refinance Cash-out - Other			5/XX/2018 2:36:20 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.
203500269					NY		Primary	Refinance Cash-out - Other			5/XX/2018 10:28:41 AM	2			2		[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
203500279	NC	Primary	Purchase	5/XX/2018 10:28:41 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.
203500283	NY	Primary	Refinance Rate/Term	5/XX/2018 10:28:41 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.
203500289	WI	Primary	Refinance Cash-out - Debt Consolidation	Yes	5/XX/2018 10:28:41 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203500304					NC		Primary	Refinance Rate/Term			5/XX/2018 10:28:41 AM	1			1
203500305	MA	Primary	Refinance Cash-out - Other	5/XX/2018 10:28:41 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 3% maximum per state (MA).

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $225,637.03 is underdisclosed from calculated Finance Charge of $231,198.84 in the amount of $5,561.81.
																	EXCEPTION INFO: Rate lock indicates the index used was 1.23%.The closest Index available in our look-back period is 1.3375%.
203500307	MA	Primary	Refinance Cash-out - Other	5/XX/2018 2:36:20 PM	2	2	[2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (MA) - max late charge for MA is 3% - Note states 5%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $249,861.64 is underdisclosed from calculated Finance Charge of $249,964.76 in the amount of $103.12.
																	EXCEPTION INFO: TIL itemization did not disclose the $75 subordination agreement and $40 courier fee as prepaid finance charges.
203500308	NY	Primary	Refinance Rate/Term	5/XX/2018 10:28:41 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.
203500309	NC	Primary	Construction-Permanent	5/XX/2018 2:36:20 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.
203500365	NC	Primary	Refinance UTD	Yes	5/XX/2018 2:36:20 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 10/XX/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203516509	GA	Primary	Refinance Cash-out - Debt Consolidation	5/XX/2018 4:02:44 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $75,139.37 is underdisclosed from calculated Finance Charge of $75,567.25 in the amount of $427.88.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516592	GA	Primary	Refinance Cash-out - Debt Consolidation	5/XX/2018 4:02:44 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
203516593	GA	Primary	Refinance Rate/Term	5/XX/2018 4:02:44 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203516594	GA	Primary	Refinance Cash-out - Other	5/XX/2018 4:02:44 PM	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004.
203516595	GA	Primary	Refinance Rate/Term	5/XX/2018 4:02:44 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
203516597					GA		Primary	Purchase			5/XX/2018 4:02:44 PM	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
203516598	GA	Primary	Purchase	5/XX/2018 4:02:44 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.
203516599	GA	Primary	Refinance Cash-out - Other	5/XX/2018 4:02:44 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
203516600	GA	Primary	Purchase	5/XX/2018 4:02:44 PM	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
EXCEPTION INFO: The ARM Disclosure does not have the date provided but was provided by the Lender and states that the CHARM Booklet was also provided.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.
203516601					GA		Primary	Purchase			5/XX/2018 4:02:44 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.
203516602	GA	Primary	Refinance Rate/Term	5/XX/2018 4:02:44 PM	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.

																	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $106,041.67 is underdisclosed from calculated Finance Charge of $106,450.49 in the amount of $408.82.
203516603					GA		Primary	Purchase			5/XX/2018 7:40:09 AM	1			1
203516605	GA	Primary	Refinance Rate/Term	5/XX/2018 4:02:44 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.
203516606					GA		Primary	Purchase			5/XX/2018 4:02:44 PM	1			1
203516608					GA		Primary	Refinance Rate/Term			5/XX/2018 4:02:44 PM	2			2		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
203516622	GA	Primary	Refinance Cash-out - Other	5/XX/2018 4:30:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $151,581.60 is underdisclosed from calculated Finance Charge of $153,744.33 in the amount of $2,162.73.
																	EXCEPTION INFO: TIL itemization did not disclose YSP of $2144 as prepaid finance charge.
203516717	GA	Primary	Refinance Cash-out - Other	Yes	5/XX/2018 4:02:44 PM	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 12/XX/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203516719	GA	Primary	Refinance Cash-out - Other	Yes	5/XX/2018 4:02:44 PM	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 08/XX/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203543945	IL	Primary	Refinance Cash-out - Other	5/XX/2018 10:25:34 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $241,466.04 is underdisclosed from calculated Finance Charge of $241,528.58 in the amount of $62.54.
																	EXCEPTION INFO: Under disclosure due to $62 Courier fee on FHUD not reflected on itemization of prepaid finance charges.
203543956	IL	Primary	Purchase	5/XX/2018 11:39:54 PM	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.
203549773	TX	Primary	Refinance Cash-out - Other	Yes	6/XX/2018 5:19:17 PM	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX)	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203549774	TX	Primary	Refinance Cash-out - Other	Yes	6/XX/2018 10:59:06 AM	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX)	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t)) No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.
CLEARED COMMENT (2018-09-11): Copy of recorded mortgage in file show a TX Home Equity/50(a)(6)

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.Evidence of Guaranty or Surety of a TX Home Equity loan in file.
																		CLEARED COMMENT (2018-06-11): Cleared 6-11-2018
203549780					TX		Investment	Refinance Cash-out - Debt Consolidation			6/XX/2018 10:59:06 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.
203549812	TX	Primary	Refinance Rate/Term	Yes	6/XX/2018 10:59:06 AM	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203549870	IN	Primary	Purchase	No	6/XX/2018 10:15:45 AM	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203550029	NY	Primary	Refinance Cash-out - Debt Consolidation	6/XX/2018 10:30:43 AM	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 2% maximum for state (NY).

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
203550044	FL	Second Home	Purchase	No	6/XX/2018 10:15:45 AM	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203550063	IN	Primary	Refinance Cash-out - Home Improvement	6/XX/2018 12:53:48 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
203550091	TX	Primary	Refinance Cash-out - Other	6/XX/2018 10:35:37 AM	3	3	[3] Closing / Title - Missing Document: Rider - ARM not provided

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2002.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203550102	TX	Primary	Refinance Cash-out - Debt Consolidation	6/XX/2018 9:48:59 PM	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of XXX of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of $1,848.00 (an overage of XXX or XXX)	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $134,593.94 is underdisclosed from calculated Finance Charge of $134,854.65 in the amount of $260.71.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.Evidence of Guaranty or Surety of a TX Home Equity loan in file.
																		CLEARED COMMENT (2018-06-11): Cleared 6-11-2018
203550197	IN	Primary	Refinance Cash-out - Debt Consolidation	6/XX/2018 9:48:59 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.
203550206	TX	Primary	Refinance Cash-out - Other	6/XX/2018 9:48:59 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
203550219	NJ	Primary	Purchase	6/XX/2018 9:48:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $721,798.87 is underdisclosed from calculated Finance Charge of $721,994.88 in the amount of $196.01.
																	EXCEPTION INFO: TIL itemization did not disclose a attorney courier fee of $200 as a prepaid finance charge.
203550223					NJ		Primary	Refinance Cash-out - Debt Consolidation			6/XX/2018 9:48:59 PM	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
203550228					IN		Primary	Refinance Cash-out - Debt Consolidation			6/XX/2018 10:59:06 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.
203550241	IN	Primary	Refinance Cash-out - Debt Consolidation	6/XX/2018 10:59:06 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.
203550253	IN	Primary	Refinance Cash-out - Other	6/XX/2018 10:59:06 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.
203550260	NJ	Primary	Purchase	6/XX/2018 10:59:06 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $216,121.42 is underdisclosed from calculated Finance Charge of $218,980.44 in the amount of $2,859.02.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed. Appears, to be due to index value. Approval in file reflects an index of 3.64%; however, the lowest index in the lookback period is 3.71%.
203550262					MA		Second Home	Refinance Cash-out - Debt Consolidation			6/XX/2018 10:59:06 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.
203643445	OH	Primary	Refinance Cash-out - Other	Yes	6/XX/2018 7:32:59 PM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: Final 1003 nor located in the file.

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: The security instrument was not located in the file.
																		CLEARED COMMENT (2018-06-15): Received copy of DOT clearing issue
203643493	CA	Primary	Refinance Cash-out - Debt Consolidation	Yes	6/XX/2018 7:32:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643516	OH	Primary	Purchase	6/XX/2018 9:27:58 PM	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.
203643535	PA	Primary	Purchase	No	6/XX/2018 10:15:45 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Document: Other not provided
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2002.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
																		CLEARED COMMENT (2018-07-13): Post closing title received confirming vesting and 1st lien position, clearing issue
203643552	VA	Primary	Refinance Cash-out - Debt Consolidation	6/XX/2018 9:27:58 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.
203643554	TX	Primary	Purchase	Yes	6/XX/2018 7:32:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643574	TX	Primary	Purchase	Yes	6/XX/2018 9:10:34 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2002.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643575	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	6/XX/2018 7:32:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal Not Provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. CLEARED COMMENT (2018-07-13): Post closing title received confirming vesting and lien position - clearing issue
203643584	MI	Primary	Refinance Cash-out - Other	6/XX/2018 10:15:45 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002.
203643595					OR		Primary	Purchase			6/XX/2018 7:53:28 PM	1			1
203643601	CA	Primary	Refinance Cash-out - Other	6/XX/2018 9:27:58 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.
203643602	WA	Primary	Purchase	No	6/XX/2018 9:27:58 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 01/XX/2001. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643612	NC	Primary	Refinance Rate/Term	Yes	6/XX/2018 7:32:59 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643617					PA		Investment	Purchase			6/XX/2018 9:10:34 AM	1			1
203643638					FL		Primary	Purchase			6/XX/2018 9:27:58 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.
203643664	OH	Primary	Purchase	6/XX/2018 9:27:58 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.	[1] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. CLEARED COMMENT (2018-07-13): Post closing title provided confirming vesting and lien position - clearing issue
203643666	PA	Primary	Purchase	6/XX/2018 10:15:45 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.
203643668	MO	Primary	Purchase	6/XX/2018 9:27:58 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																	EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state of MO - max prepayment charge for MO ARM loan is 2%- note states 5%, 5%. Lender is XXX
203643670					PA		Primary	Refinance Cash-out - Debt Consolidation			6/XX/2018 9:27:58 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.
203643672	AZ	Primary	Purchase	No	6/XX/2018 7:32:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643693	IN	Primary	Purchase	No	6/XX/2018 7:32:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643709					NY		Primary	Refinance Cash-out - Other			6/XX/2018 9:27:58 PM	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
203643713	CO	Primary	Purchase	6/XX/2018 9:27:58 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203643723					TX		Primary	Purchase			6/XX/2018 9:27:58 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.
203643742	TN	Primary	Refinance Cash-out - Debt Consolidation	Yes	6/XX/2018 9:27:58 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 11/XX/2000. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643744	WI	Primary	Refinance Cash-out - Debt Consolidation	6/XX/2018 9:27:58 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.
203643745	PA	Primary	Refinance Cash-out - Debt Consolidation	Yes	6/XX/2018 9:27:58 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 11/XX/2000. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643749	TX	Primary	Purchase	Yes	6/XX/2018 9:10:34 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643765	LA	Primary	Refinance Rate/Term	Yes	6/XX/2018 7:32:59 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 06/XX/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643770					AR		Investment	Purchase			6/XX/2018 9:10:34 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.
203643771	MI	Primary	Purchase	6/XX/2018 7:32:59 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.
203643773	LA	Primary	Purchase	No	6/XX/2018 9:10:34 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643780	NC	Primary	Purchase	6/XX/2018 7:32:59 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $369,545.31 is underdisclosed from calculated Finance Charge of $370,187.07 in the amount of $641.76.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.
203643782	MO	Primary	Purchase	No	6/XX/2018 9:10:34 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2002.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. CLEARED COMMENT (2018-07-13): Post closing title provided confirming vesting and lien position - clearing issue
203643800	IN	Primary	Purchase	No	6/XX/2018 7:32:59 PM	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
GENERAL COMMENT (2018-06-13): Only page 1 provided in the file.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643808	KY	Primary	Refinance Rate/Term	6/XX/2018 7:32:59 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.
203643811					FL		Primary	Purchase			6/XX/2018 7:32:59 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.
203649514	IN	Primary	Refinance Cash-out - Other	Yes	6/XX/2018 9:10:34 AM	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine the # of units, compliance results were generated using a defaulted value.: Valuation Type: Stated / Valuation Report Date: <empty>
203649517	IN	Primary	Refinance Cash-out - Other	Yes	6/XX/2018 9:10:34 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203668244	NJ	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.

																	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
203668245	NJ	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Rider - ARM not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $325,589.47 is underdisclosed from calculated Finance Charge of $326,370.64 in the amount of $781.17.
																	EXCEPTION INFO: Final TIL Finance Charge under disclosed in the amount of $781.17. Unable to determine under disclosure as Itemization of Amount Financed not provided.
203668250	NJ	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.
203668251	NJ	Primary	Purchase	Yes	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203668252	NJ	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.
203668253	NJ	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
203668254					NJ		Investment	Refinance Cash-out - Debt Consolidation			6/XX/2018 8:31:03 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.
203668255	NJ	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.
203668256	NJ	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.
203668257	NJ	Primary	Purchase	Tested	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
203668259	NJ	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $221,165.54 is underdisclosed from calculated Finance Charge of $221,680.66 in the amount of $515.12.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.
203668260	NJ	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
203668261	NJ	Primary	Refinance Cash-out - Debt Consolidation	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $202,602.96 is underdisclosed from calculated Finance Charge of $203,193.24 in the amount of $590.28.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
203668262	NJ	Primary	Refinance Rate/Term	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $185,582.90 is underdisclosed from calculated Finance Charge of $185,663.11 in the amount of $80.21.
																	EXCEPTION INFO: missing itemized
203668265	NJ	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.

																	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
203668268	NJ	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.
203668269					NJ		Second Home	Purchase			6/XX/2018 8:31:03 PM	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.
203668276	NJ	Primary	Refinance Cash-out - Other	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
203668279	NJ	Primary	Refinance Cash-out - Other	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.
203668281	GA	Primary	Purchase	Yes	6/XX/2018 10:30:43 AM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																	EXCEPTION INFO: There is not sufficient documentation to determine the occupancy type of the subject loan.	[1] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. CLEARED COMMENT (2018-07-13): Post closing title provided confirming vesting and lien position - clearing issue
203668311	NJ	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
203668337	OK	Primary	Purchase	6/XX/2018 7:53:28 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
203668387	OK	Primary	Refinance Cash-out - Other	6/XX/2018 7:53:28 PM	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
203939657	IL	Primary	Refinance Cash-out - Debt Consolidation	Yes	6/XX/2018 7:53:28 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 05/XX/2001. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (IL) - If the annual interest rate exceeds 8%, no prepayment penalty is allowed - Note rate is 10.825% and shows a Prepayment penalty of 3% for year 1, 2% percent for year 2, 1% percent for year 3 of the OPB. Lender is XXX

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203939659	GA	Primary	Refinance Rate/Term	Yes	6/XX/2018 10:15:45 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203939660	NY	Primary	Purchase	6/XX/2018 10:15:45 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.
203939662	NY	Primary	Refinance Cash-out - Other	Yes	6/XX/2018 10:15:45 AM	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Per New York state statute, a lender may collect a late charge on any installment which has become due and remains unpaid for at least 15 days, regardless of the period it remains in default, but it may not exceed and may only be enforced to the extent of 2% of such delinquent installment, if the late charge is provided for in the loan documents. However, the Note reads a 6% late fee charge, which exceeds the NY tolerance of 2%, which is not allowed.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																	EXCEPTION INFO: There is not sufficient loan documentation to determine origination occupancy for compliance testing.
203939669	IL	Primary	Refinance Cash-out - Debt Consolidation	Yes	6/XX/2018 10:15:45 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203939674					IL		Primary	Refinance Cash-out - Debt Consolidation			6/XX/2018 7:53:28 PM	2			2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.
203939687					IL		Primary	Purchase			6/XX/2018 10:15:45 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.
203939691					GA		Primary	Purchase			6/XX/2018 10:15:45 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.
203939716					IL		Primary	Refinance Rate/Term			6/XX/2018 7:53:28 PM	1			1
203939721	GA	Primary	Purchase	6/XX/2018 10:15:45 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $271,572.66 is underdisclosed from calculated Finance Charge of $274,820.07 in the amount of $3,247.41.
																	EXCEPTION INFO: TIL vs Clarity payment variance
203939736	NY	Primary	Refinance Cash-out - Debt Consolidation	6/XX/2018 10:15:45 AM	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.
203939743	GA	Primary	Refinance Cash-out - Other	Yes	6/XX/2018 10:15:45 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203939747	GA	Primary	Refinance Cash-out - Other	Yes	6/XX/2018 10:15:45 AM	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203939749	GA	Primary	Refinance Rate/Term	Yes	6/XX/2018 10:15:45 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203939750	GA	Primary	Purchase	Yes	6/XX/2018 10:15:45 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 08/XX/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203939751	GA	Primary	Refinance Cash-out - Other	6/XX/2018 10:15:45 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.
203939756	IL	Primary	Refinance Cash-out - Other	Yes	6/XX/2018 7:53:28 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 03/XX/2001. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203939768	GA	Primary	Refinance Cash-out - Other	6/XX/2018 10:15:45 AM	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.
203939781	IL	Primary	Refinance Cash-out - Other	6/XX/2018 7:53:28 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $275,342.39 is underdisclosed from calculated Finance Charge of $275,672.12 in the amount of $329.73.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing the TIL itemization of amount financed.
203939785	GA	Primary	Refinance Cash-out - Other	6/XX/2018 10:15:45 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.
203939807	IL	Primary	Refinance Cash-out - Other	6/XX/2018 10:15:45 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203939809	NY	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2002.

																	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
203939810	IL	Primary	Refinance Rate/Term	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $385,913.33 is underdisclosed from calculated Finance Charge of $386,264.88 in the amount of $351.55.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203939811	NY	Primary	Refinance Rate/Term	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
203939814	GA	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.
203939815	IL	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.
203939819	GA	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.
203939820	IL	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.
203939821	NY	Primary	Refinance Rate/Term	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
203939822	IL	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
203939823	IL	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $256,965.52 is underdisclosed from calculated Finance Charge of $257,066.74 in the amount of $101.22.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
203939824	GA	Primary	Purchase	6/XX/2018 8:31:03 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 10/XX/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
203939826	IL	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.
203939827	GA	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.
203939828	GA	Primary	Refinance Cash-out - Debt Consolidation	6/XX/2018 8:31:03 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.
203939829	IL	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.
203939830	IL	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $245,470.22 is underdisclosed from calculated Finance Charge of $245,630.02 in the amount of $159.80.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
203939831	IL	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.
203939832	IL	Primary	Purchase	6/XX/2018 8:31:03 PM	3	3	[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than note date.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.
203939833	GA	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.
203939834	IL	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
203939835	GA	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.
203939836	NY	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
203939837	IL	Primary	Refinance Cash-out - Other	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
203939838	IL	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.
203939839	NY	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.

																	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
203939840	GA	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.
203939841	GA	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.
203939842	IL	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
203939843	GA	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.
203939844	GA	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.
203939845	IL	Primary	Purchase	6/XX/2018 8:31:03 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $305,146.08 is underdisclosed from calculated Finance Charge of $305,381.09 in the amount of $235.01.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.
203939847	IL	Primary	Refinance Rate/Term	Tested	6/XX/2018 8:31:03 PM	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $245,212.74 is underdisclosed from calculated Finance Charge of $245,286.74 in the amount of $74.00.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203939849	IL	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
203939850	IL	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003.
203939851	GA	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
203939852	IL	Primary	Purchase	6/XX/2018 8:31:03 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.
203939854	NY	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
203939855	GA	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.
203939856	IL	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.
203939857	IL	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
203939858	NY	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.
203939859	IL	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.
203939860	IL	Primary	Refinance Rate/Term	6/XX/2018 8:31:03 PM	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
203939861	IL	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $252,664.13 is underdisclosed from calculated Finance Charge of $267,440.37 in the amount of $14,776.24.
																	EXCEPTION INFO: Unable to determine the undisclosed financed charge. This is and ARM loan.
203939863	NY	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.
203939864	GA	Primary	Refinance Rate/Term	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
203939865	IL	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
203939867	NY	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
203939868	IL	Primary	Refinance Rate/Term	6/XX/2018 8:31:03 PM	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal incomplete, only first page available within the file.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203939869	IL	Primary	Refinance Rate/Term	Tested	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
203941187	FL	Second Home	Purchase	No	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2002.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203941188	MN	Primary	Refinance Cash-out - Other	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2002.
203941189	IL	Primary	Refinance Rate/Term	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203941190	MA	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.
203941191	ME	Primary	Refinance Rate/Term	6/XX/2018 8:31:03 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203941192	ID	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.
203941193	OH	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.
203941194	WA	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
203941195	KY	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.
203941196	TX	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.
203941197	CA	Primary	Refinance Cash-out - Debt Consolidation	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $247,363.93 is underdisclosed from calculated Finance Charge of $247,558.35 in the amount of $194.42.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
203941198	IA	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
203941199					SC		Second Home	Purchase			6/XX/2018 8:31:03 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.
203941200	MI	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $139,686.44 is underdisclosed from calculated Finance Charge of $140,572.72 in the amount of $886.28.
																	EXCEPTION INFO: Underdisclosure is due to error on Final Til with Payment stream.
203941201	VA	Primary	Purchase	6/XX/2018 8:31:03 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $180,506.76 is underdisclosed from calculated Finance Charge of $183,259.84 in the amount of $2,753.08.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.
203941203	AZ	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $207,241.83 is underdisclosed from calculated Finance Charge of $210,044.16 in the amount of $2,802.33.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.
203941204					FL		Second Home	Purchase			6/XX/2018 8:31:03 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.
203941205	MN	Primary	Purchase	6/XX/2018 8:31:03 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 11/XX/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
203941206	OH	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.
203941207	WA	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
203941208	OH	Primary	Purchase	No	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
203941209	IN	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.
203941210	NH	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.
203941211	NY	Primary	Refinance Rate/Term	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $163,919.88 is underdisclosed from calculated Finance Charge of $164,019.83 in the amount of $99.95.
EXCEPTION INFO: missing itemized

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
203941212	RI	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.
203941214	CO	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.
203941215	MN	Primary	Purchase	No	6/XX/2018 8:52:56 PM	3	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided
EXCEPTION INFO: Unable to locate

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Unable to locate

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
EXCEPTION INFO: Unable to locate, unable to confirm if this is a retail or broker loan.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 10/XX/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203941216	OH	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[3] Closing / Title - Missing Document: Rider - ARM not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.
203941217	OH	Primary	Refinance Rate/Term	6/XX/2018 8:31:03 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
203941218	OK	Primary	Purchase	6/XX/2018 8:31:03 PM	3	3	[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than note date.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.
203941219	OR	Primary	Refinance Rate/Term	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.
203941220	OH	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[3] Closing / Title - Missing Document: Rider - ARM not provided [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.
203941221	CT	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $318,086.07 is underdisclosed from calculated Finance Charge of $318,486.13 in the amount of $400.06.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
203941223	VA	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.
203941225	WA	Primary	Refinance Rate/Term	6/XX/2018 8:31:03 PM	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
203941226	TN	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.
203941227	IA	Primary	Refinance Cash-out - Debt Consolidation	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
203941228	CA	Primary	Purchase	6/XX/2018 8:31:03 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.
203941229	VA	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.
203941231	VA	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.

																	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
203941232	PA	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.
203941233	OH	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.	[1] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. CLEARED COMMENT (2018-07-13): Post closing title provided confirming vesting and lien position - clearing issue
203941234	IL	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.
203941236					CA		Investment	Refinance Cash-out - Debt Consolidation			6/XX/2018 8:31:03 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.
203941237	WI	Primary	Refinance Cash-out - Debt Consolidation	6/XX/2018 8:31:03 PM	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
203941238	CO	Primary	Refinance Rate/Term	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $161,275.97 is underdisclosed from calculated Finance Charge of $161,531.73 in the amount of $255.76.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
203941239	WV	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.
203941240	PA	Primary	Refinance Cash-out - Other	6/XX/2018 8:31:03 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2002.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203941241	CA	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
203941242	MD	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.
203941243	VA	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $543,233.05 is underdisclosed from calculated Finance Charge of $543,424.11 in the amount of $191.06.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
203941244	VA	Primary	Refinance Rate/Term	6/XX/2018 8:31:03 PM	2	2	[3] Closing / Title - Missing Document: Rider - ARM not provided [3] Closing / Title - Missing Document: Rider - PUD not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203941245	CA	Primary	Refinance Rate/Term	6/XX/2018 8:31:03 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 12/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203941247	NY	Primary	Refinance Rate/Term	6/XX/2018 8:31:03 PM	3	3	[3] General - One or more of your documents was not signed and dated by the borrower(s).
EXCEPTION INFO: Note and Mortgage not signed by all required parties.

[3] Closing / Title - (Doc Error) Security Instrument Error: Notary/Security Instrument Date was not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $289,438.07 is underdisclosed from calculated Finance Charge of $290,029.71 in the amount of $591.64.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203941248	NY	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $404,728.32 is underdisclosed from calculated Finance Charge of $404,920.03 in the amount of $191.71.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.
203941249	CT	Primary	Refinance Rate/Term	6/XX/2018 8:31:03 PM	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203941251	MN	Primary	Purchase	6/XX/2018 8:31:03 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
203941252	MI	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $344,795.14 is underdisclosed from calculated Finance Charge of $344,902.10 in the amount of $106.96.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.
203941254	KY	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.
203941255	VA	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.
203941256	TX	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
203941257	MN	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.
203941259	CA	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $355,700.06 is underdisclosed from calculated Finance Charge of $356,046.14 in the amount of $346.08.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
203941261	FL	Primary	Refinance Cash-out - Other	6/XX/2018 8:31:03 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.
203941263	CA	Primary	Refinance Rate/Term	6/XX/2018 8:31:03 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.
203941264	CA	Second Home	Purchase	6/XX/2018 8:31:03 PM	3	3	[3] Closing / Title - Missing Document: Rider - ARM not provided

[3] Closing / Title - Missing Document: Rider - Second Home not provided

																[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.
203941265	MD	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.
203941267	SC	Primary	Refinance Rate/Term	6/XX/2018 8:31:03 PM	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

																	[2] State Compliance - South Carolina Home Loan (No Tangible Net Benefit): Unable to test tangible net benefit due to missing information.
203941268	CO	Primary	Refinance Rate/Term	6/XX/2018 8:31:03 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Note - Subject Lien not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $98,260.93 is underdisclosed from calculated Finance Charge of $98,594.05 in the amount of $333.12.
																	EXCEPTION INFO: $296 lump sum on line 1305 of the HUD-1 was included in testing. No itemization of fee in file.
203941269	AZ	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
203941271	VA	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.
203941272	MN	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.
203941273	MA	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
203941274	MA	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.
203941275	AZ	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.
204272021					NJ		Second Home	Purchase			8/XX/2018 3:00:55 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
204333293					CA		Investment	Refinance Rate/Term			8/XX/2018 9:17:30 PM	1			1
204333297	CO	Primary	Purchase	8/XX/2018 9:17:30 PM	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - Missing Affiliated Business Arrangement Disclosure and fee(s) were paid to affiliate.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204333298	MN	Primary	Purchase	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
204333301	IL	Primary	Purchase	8/XX/2018 5:38:04 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																	EXCEPTION INFO: CHARM Disclosure is acknowledged on ARM Disclosure
204333302	TX	Primary	Refinance Rate/Term	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
204333303	NM	Primary	Refinance Cash-out - Other	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
204333304	TX	Primary	Refinance Rate/Term	8/XX/2018 9:17:30 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
204333305	TX	Primary	Refinance Rate/Term	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
204333306	CA	Primary	Refinance Rate/Term	8/XX/2018 9:17:30 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
204333307					NV		Second Home	Purchase			8/XX/2018 9:17:30 PM	1			1
204333308					CO		Primary	Refinance Cash-out - Other			8/XX/2018 9:17:30 PM	2			2		[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
204333309					CA		Primary	Purchase			8/XX/2018 9:17:30 PM	1			1
204333310	FL	Second Home	Purchase	8/XX/2018 9:17:30 PM	3	3	[3] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home)
																EXCEPTION INFO: ocuupancy cert shows primary, all other docs show second home
204333312	CA	Primary	Refinance Cash-out - Debt Consolidation	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $343,925.40 is underdisclosed from calculated Finance Charge of $344,347.11 in the amount of $421.71.
																	EXCEPTION INFO: Under disclosure appears to be due to TIL Itemization only disclosing fees in the amount of $2271.68 and Final HUD reflects $2691.68.
204333313	IL	Primary	Purchase	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
204333314	AL	Second Home	Purchase	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $162,638.20 is underdisclosed from calculated Finance Charge of $168,860.20 in the amount of $6,222.00.
																	EXCEPTION INFO: TIL itemization disclosed total prepaid finance charges of $2,219.90, HUD reflects $2,269.19. Index Value Source from closing instructions reflects 1.492%, the minimum index available in our look-back period is 1.61500%.
204333315	CA	Primary	Refinance Cash-out - Other	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
EXCEPTION INFO: Missing date

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $291,653.94 is underdisclosed from calculated Finance Charge of $298,871.19 in the amount of $7,217.25.
																	EXCEPTION INFO: Index value per closing instruction 1.522, Available index value 1.5950
204333316	CA	Primary	Purchase	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $189,002.21 is underdisclosed from calculated Finance Charge of $190,863.00 in the amount of $1,860.79.
																	EXCEPTION INFO: There is a Lender credit on line 209 for $1000 which is un-itemized therefore excluded.
204333317	TX	Primary	Refinance Rate/Term	8/XX/2018 5:38:04 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $109,357.70 is underdisclosed from calculated Finance Charge of $110,258.98 in the amount of $901.28.
																	EXCEPTION INFO: Under disclosure appears to be pay stream related.
204333318	CA	Second Home	Refinance Cash-out - Debt Consolidation	8/XX/2018 5:38:04 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $126,736.31 is underdisclosed from calculated Finance Charge of $127,262.56 in the amount of $526.25.
																	EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $ 3586.34 and final HUD reflects $3460.18. Payment stream variance
204333319					CA		Investment	Purchase			8/XX/2018 9:17:30 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.
204333320					UT		Investment	Refinance Rate/Term			8/XX/2018 5:38:04 PM	1			1
204333321					NC		Second Home	Purchase			8/XX/2018 9:17:30 PM	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004.
204333322					CA		Second Home	Purchase			8/XX/2018 9:17:30 PM	1			1
204333323					MI		Second Home	Refinance Rate/Term			8/XX/2018 5:38:04 PM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
204333324	CO	Primary	Refinance Rate/Term	8/XX/2018 5:38:04 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
204333325					OH		Primary	Refinance Cash-out - Other			8/XX/2018 5:38:04 PM	2			2		[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
204333326	MN	Primary	Purchase	8/XX/2018 5:38:04 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
204333327	TX	Primary	Refinance Rate/Term	8/XX/2018 5:38:04 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204333328	TX	Primary	Purchase	8/XX/2018 5:52:38 PM	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204333329					CA		Investment	Purchase			8/XX/2018 5:52:38 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.
204333330	CA	Primary	Purchase	8/XX/2018 8:50:54 PM	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204333331					CA		Investment	Purchase			8/XX/2018 8:50:54 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.
204333332	MO	Primary	Refinance Rate/Term	8/XX/2018 8:50:54 PM	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204333333	NJ	Primary	Refinance Cash-out - Debt Consolidation	8/XX/2018 8:50:54 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.
204333334	UT	Primary	Refinance Rate/Term	8/XX/2018 8:54:05 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $124,442.06 is underdisclosed from calculated Finance Charge of $138,053.77 in the amount of $13,611.71.
																	EXCEPTION INFO: Under disclosure appears to be payment stream related.
204333335	CA	Primary	Purchase	8/XX/2018 12:17:06 PM	3	3	[3] Closing / Title - Missing Document: HUD-1 Addendum not provided	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $528,449.59 is underdisclosed from calculated Finance Charge of $530,876.69 in the amount of $2,427.10.
																	EXCEPTION INFO: It appears underdisclosure is due to prepaid interest of $1917.00 vs $1226.88, Escrow/Settlement Fee of $1890.00 vs $1,083.00, $150.00 Loan Tie In Fee and $675.00 Appraisal Fee.
204333336	AZ	Primary	Purchase	8/XX/2018 8:54:05 PM	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 5.45000% is underdisclosed from calculated APR of 5.72894% outside of 0.125% tolerance.
EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $139,879.22 is underdisclosed from calculated Finance Charge of $140,396.62 in the amount of $517.40.
																	EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.. Appears to be fee related
204333337	TX	Primary	Refinance Rate/Term	8/XX/2018 8:54:05 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $152,476.84 is underdisclosed from calculated Finance Charge of $153,052.04 in the amount of $575.20.
																	EXCEPTION INFO: unable to confirm Index used by lender, Unable to determine reason for adjustment terms on lender til.
204333338	MD	Primary	Refinance Rate/Term	8/XX/2018 8:54:05 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.
204333339	CO	Investment	Refinance Rate/Term	8/XX/2018 8:54:05 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																	EXCEPTION INFO: Pre-payment allowance per State of Colorado allowance is repayment allowed at any time without any penalty.
204333340					MA		Investment	Refinance Cash-out - Other			8/XX/2018 8:54:05 PM	1			1
204333341					WA		Investment	Purchase			8/XX/2018 8:54:05 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.
204333342	CA	Primary	Refinance Cash-out - Other	8/XX/2018 8:54:05 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
204333343					MA		Primary	Refinance Cash-out - Other			8/XX/2018 8:54:05 PM	1			1
204333344	NJ	Primary	Refinance Rate/Term	8/XX/2018 8:54:05 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
204333345					AZ		Investment	Purchase			8/XX/2018 8:54:05 PM	1			1
204333346	FL	Primary	Purchase	No	8/XX/2018 8:54:05 PM	3	3	[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than final TIL signature date.
EXCEPTION INFO: The disbursement on the Final HUD is 06/XX/2005 and the signature date on the FInal TIL is 06/XX/2005.

[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than notary/security instrument date.
EXCEPTION INFO: The disbursement date on the final HUD is 06/XX/2005 and the notary date on the Security Instrument is 06/XX/2005.

[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than note date.
																EXCEPTION INFO: The disbursement date on the final HUD is 06/XX/2005 and the note is dated 06/XX/2005.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
204333347	FL	Second Home	Purchase	No	8/XX/2018 9:17:30 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 06/XX/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
204333348	IL	Primary	Purchase	8/XX/2018 9:17:30 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204333349	NC	Primary	Purchase	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.
204333350					DE		Investment	Purchase			8/XX/2018 9:17:30 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.
204333351	FL	Primary	Purchase	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204333352	PA	Primary	Refinance Cash-out - Other	8/XX/2018 9:17:30 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204333353	ID	Investment	Refinance Cash-out - Other	8/XX/2018 9:17:30 PM	2	2	[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.
204333354	MI	Primary	Refinance Rate/Term	8/XX/2018 9:17:30 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204333355	FL	Primary	Refinance Cash-out - Other	8/XX/2018 9:17:30 PM	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204333356					NC		Investment	Purchase			8/XX/2018 9:17:30 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.
204333357	TX	Primary	Refinance Rate/Term	8/XX/2018 5:38:04 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.

																	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $147,440.97 is underdisclosed from calculated Finance Charge of $147,488.23 in the amount of $47.26.
204333358	CA	Primary	Refinance Rate/Term	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
204333360	OH	Primary	Refinance Cash-out - Other	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204333361	OH	Primary	Purchase	No	8/XX/2018 9:17:30 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
204333362	PA	Primary	Refinance Cash-out - Other	8/XX/2018 9:17:30 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204333363					CA		Primary	Purchase		No	8/XX/2018 9:17:30 PM	3			3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
204333364					MD		Investment	Purchase			8/XX/2018 9:17:30 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.
204333365					CO		Second Home	Purchase			8/XX/2018 9:17:30 PM	1			1
204333366	CA	Primary	Refinance Cash-out - Debt Consolidation	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204333368	CA	Primary	Refinance Cash-out - Debt Consolidation	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.
204333369	UT	Primary	Refinance Rate/Term	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
204333370	IN	Primary	Refinance Cash-out - Other	8/XX/2018 9:17:30 PM	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204333371	TX	Primary	Refinance Rate/Term	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204333372	WA	Primary	Refinance Cash-out - Other	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $375,297.80 is underdisclosed from calculated Finance Charge of $375,376.64 in the amount of $78.84.
																	EXCEPTION INFO: TIL itemization did not disclose a reconveyance tracking fee of $100 as prepaid finance charge.
204333373	VA	Primary	Refinance Rate/Term	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
204333374					AZ		Primary	Purchase			8/XX/2018 9:17:30 PM	1			1
204333375	MI	Primary	Purchase	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.
204333376	TN	Primary	Purchase	No	8/XX/2018 9:17:30 PM	3	3	[3] Closing / Title - Missing Document: HUD-1 Addendum not provided

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
204333377	FL	Primary	Purchase	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204333378	CA	Primary	Refinance Cash-out - Debt Consolidation	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.
204333380	PA	Primary	Refinance Cash-out - Other	8/XX/2018 9:17:30 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.
204333381	CA	Primary	Refinance Cash-out - Other	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
204333382	FL	Primary	Refinance Cash-out - Debt Consolidation	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204333383	AK	Primary	Refinance Cash-out - Other	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
204333384					NJ		Investment	Refinance Cash-out - Other			8/XX/2018 9:17:30 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.
204333386					TX		Investment	Refinance Rate/Term			8/XX/2018 9:17:30 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.
204333387	AL	Primary	Refinance Cash-out - Other	8/XX/2018 9:17:30 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.
204333388	IL	Primary	Refinance Rate/Term	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204333389	MA	Primary	Refinance Cash-out - Other	8/XX/2018 5:38:04 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204333390	CA	Primary	Refinance Cash-out - Debt Consolidation	Yes	8/XX/2018 9:17:30 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,141,213.69 is underdisclosed from calculated Finance Charge of $1,185,387.89 in the amount of $44,174.20.
																	EXCEPTION INFO: Unable to determine under disclosure. Missing TIL itemization of amount financed.Final TIL pay streams do not match the calculated amounts.
204333391	FL	Primary	Refinance Cash-out - Other	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
204333392					PA		Second Home	Purchase			8/XX/2018 9:17:30 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.
204333393	ND	Primary	Refinance Cash-out - Other	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
204333394					CA		Primary	Refinance Cash-out - Other			8/XX/2018 9:17:30 PM	1			1
204333395					MI		Primary	Refinance Rate/Term			8/XX/2018 9:17:30 PM	2			2		[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
204333396					TX		Primary	Refinance Rate/Term			8/XX/2018 9:17:30 PM	1			1
204333397	NV	Primary	Refinance Rate/Term	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.
204333398	CA	Primary	Refinance Cash-out - Other	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204333399					FL		Second Home	Purchase			8/XX/2018 9:17:30 PM	1			1
204333400	CO	Primary	Purchase	8/XX/2018 9:17:30 PM	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $32,194.30 is underdisclosed from calculated Finance Charge of $196,953.75 in the amount of $164,759.45.
																	EXCEPTION INFO: Under disclosure appears to be pay stream related.
204333401	IL	Primary	Refinance Rate/Term	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
204333402	CA	Primary	Construction-Permanent	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
204333403	CA	Investment	Refinance Cash-out - Other	8/XX/2018 9:17:30 PM	3	3	[3] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)
																EXCEPTION INFO: 1st page of application reflects primary residence	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.
204333404	FL	Second Home	Purchase	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204333405	WA	Primary	Refinance Cash-out - Debt Consolidation	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.
204333406	AZ	Primary	Refinance Cash-out - Debt Consolidation	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $265,018.72 is underdisclosed from calculated Finance Charge of $268,325.63 in the amount of $3,306.91.
																	EXCEPTION INFO: Unable to determine the under-disclosure due to Itemization of Finance Charges and Final HUD fees match . Appears to be fee related.
204333407	DE	Primary	Refinance Cash-out - Other	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.
204333408	CA	Primary	Refinance Cash-out - Home Improvement	Yes	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
204333409	CA	Investment	Refinance Cash-out - Debt Consolidation	8/XX/2018 9:17:30 PM	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.
204333410	CA	Primary	Refinance Cash-out - Debt Consolidation	Yes	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
204333411	CA	Primary	Refinance Cash-out - Other	Yes	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
204333412	CA	Primary	Refinance Cash-out - Debt Consolidation	Yes	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
204333413	FL	Primary	Refinance Cash-out - Debt Consolidation	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204333415	TX	Primary	Construction-Permanent	8/XX/2018 12:17:06 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204333416	OH	Primary	Refinance Rate/Term	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.
204333418	CA	Primary	Refinance Rate/Term	8/XX/2018 5:38:04 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
204333419	NJ	Investment	Refinance Rate/Term	8/XX/2018 9:17:30 PM	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.
204333423	FL	Second Home	Construction-Permanent	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 9.96600% is underdisclosed from calculated APR of 11.64989% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $361,520.50 is underdisclosed from calculated Finance Charge of $467,145.66 in the amount of $105,625.16.
																	EXCEPTION INFO: construction to perm loan
204333424	FL	Primary	Refinance Cash-out - Other	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204333426	NY	Primary	Purchase	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204333427	NJ	Primary	Refinance Cash-out - Other	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204333431	SC	Primary	Refinance Rate/Term	Yes	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
204333434	MA	Primary	Refinance Rate/Term	8/XX/2018 9:26:48 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
204333436	NJ	Primary	Refinance Rate/Term	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
204333437					NJ		Primary	Refinance Rate/Term			8/XX/2018 9:17:30 PM	2			2		[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
204333438	CA	Primary	Purchase	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
204333439					NY		Second Home	Refinance Rate/Term			8/XX/2018 9:17:30 PM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
204333440	MA	Primary	Refinance Cash-out - Debt Consolidation	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $676,720.36 is underdisclosed from calculated Finance Charge of $676,934.90 in the amount of $214.54.
																	EXCEPTION INFO: Final TIL Itemization does not reflect a Rundown and record Fee to 3rd party for $35.00 and a Disbursement Fee of $80.00 as prepaid finance charges
204333441	CO	Primary	Refinance Rate/Term	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
204333443	CA	Primary	Refinance Cash-out - Other	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
204333444	CO	Second Home	Refinance Rate/Term	8/XX/2018 9:17:30 PM	2	2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.

[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
204333448					IL		Primary	Purchase			8/XX/2018 9:17:30 PM	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
204333449	CA	Primary	Purchase	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
204333450	AZ	Second Home	Refinance Rate/Term	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $789,896.94 is underdisclosed from calculated Finance Charge of $802,692.25 in the amount of $12,795.31.
																	EXCEPTION INFO: It appears the underdisclosure is due to lender using lower index than provided in lookback.
204333451	TX	Primary	Refinance Rate/Term	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Completed Loan Application Not Provided At Least 1 Business Day Prior to Closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Borrower was not provided copy of Application 1 day prior to closing.
CLEARED COMMENT (2018-09-11): Rate term Refi confirmed - prior loan was not a cash out.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.
CLEARED COMMENT (2018-09-11): Rate term Refi confirmed - prior loan was not a cash out.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
CLEARED COMMENT (2018-09-11): Rate term Refi confirmed - prior loan was not a cash out.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.Evidence of Guaranty or Surety of a TX Home Equity loan in file.
CLEARED COMMENT (2018-09-11): Rate term Refi confirmed - prior loan was not a cash out.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2018-09-11): Rate term Refi confirmed - prior loan was not a cash out.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
CLEARED COMMENT (2018-09-11): Rate term Refi confirmed - prior loan was not a cash out.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6): Fannie Mae forms not used for closing of home equity loan.
CLEARED COMMENT (2018-09-11): Rate term Refi confirmed - prior loan was not a cash out.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Interest Only): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Interest Only feature on a Texas Home Equity loan.
CLEARED COMMENT (2018-09-11): Rate term Refi confirmed - prior loan was not a cash out.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
																		CLEARED COMMENT (2018-09-11): Rate term Refi confirmed - prior loan was not a cash out.
204333452	CO	Primary	Refinance Rate/Term	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204333453	CA	Primary	Purchase	8/XX/2018 9:17:30 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2008.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204333454	FL	Primary	Purchase	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $854,395.48 is underdisclosed from calculated Finance Charge of $868,346.25 in the amount of $13,950.77.
																	EXCEPTION INFO: Under disclosure appears to be pay stream related.
204333455	CA	Primary	Purchase	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
204333456	CA	Primary	Refinance Rate/Term	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
204333457	NY	Primary	Purchase	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204333460	NV	Primary	Purchase	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
204333461	NY	Primary	Refinance Cash-out - Other	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
204333464	WI	Primary	Refinance Cash-out - Debt Consolidation	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
204333467	NJ	Primary	Refinance Cash-out - Other	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $185,588.86 is underdisclosed from calculated Finance Charge of $188,653.28 in the amount of $3,064.42.
																	EXCEPTION INFO: Under disclosure appears to be pay stream related.
204333479	NY	Primary	Refinance Cash-out - Other	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2009.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204333486	IN	Primary	Refinance Rate/Term	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA (2010) -GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $95,413.70 is underdisclosed from calculated Finance Charge of $95,833.78 in the amount of $420.08.
																	EXCEPTION INFO: TIL itemization did not disclose an origination fee of $690.00 as a prepaid finance charge.
204333492	MA	Second Home	Refinance Rate/Term	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $111,738.26 is underdisclosed from calculated Finance Charge of $112,613.36 in the amount of $875.10.
EXCEPTION INFO: TIL itemization did not include the $500 settlement fee as a prepaid finance charge.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" interest rate on the Final TIL does not match the maximum interest rate that may apply during the first five (5) years of the loan.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" P&I payment on the Final TIL does not match the maximum principal and interest payment on the loan during the first five (5) years of the loan.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.

[2] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure - Introductory Period Inaccurate: Truth in Lending Act (MDIA 2011): Adjustable rate introductory period on Final TIL does not match introductory period for the loan.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011): The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): The "Maximum Ever" interest rate on the Final TIL does not match the maximum interest rate that may apply during the life of the loan.

[2] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Fully Indexed Rate Inaccurate: Truth in Lending Act (MDIA 2011): The fully-indexed rate on the Final TIL does not match the fully-indexed rate for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Change Date Inaccurate: Truth in Lending Act (MDIA 2011): The Discounted Interest Rate change date on the Final TIL does not match the discounted interest change date for the loan.
204333504	CA	Primary	Refinance Cash-out - Debt Consolidation	Tested	8/XX/2018 5:38:04 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
204333509	HI	Primary	Refinance Cash-out - Other	Tested	8/XX/2018 5:38:04 PM	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
204333517	FL	Primary	Purchase	No	8/XX/2018 5:38:04 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
204333520	TX	Primary	Refinance Rate/Term	Yes	8/XX/2018 5:38:04 PM	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 07/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
204333528	NC	Primary	Refinance Cash-out - Other	Yes	8/XX/2018 5:38:04 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
204333532	FL	Primary	Purchase	No	8/XX/2018 5:38:04 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
204333537	FL	Primary	Purchase	No	8/XX/2018 5:38:04 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
204333538	NC	Investment	Refinance Cash-out - Other	8/XX/2018 8:54:05 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2002.

																	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
204333543	CA	Primary	Construction	No	8/XX/2018 5:52:38 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 01/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
204333550	GA	Primary	Purchase	Yes	8/XX/2018 5:52:38 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
204333570	MI	Primary	Construction-Permanent	No	8/XX/2018 8:54:05 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 04/XX/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
204333574	CT	Primary	Refinance Rate/Term	No	8/XX/2018 8:54:05 PM	3	3	[3] Closing / Title - ARM Error: Initial Rate Minimum was not provided

[3] Closing / Title - ARM Error: Initial Rate Minimum was not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1994 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/1994 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 12/XX/1993. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
204333575	CA	Primary	Purchase	No	8/XX/2018 12:16:01 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/1994 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 03/XX/1994. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
204333609	IL	Primary	Purchase	Yes	8/XX/2018 8:54:05 PM	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
204333610	AZ	Primary	Purchase	No	8/XX/2018 8:54:05 PM	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
204333620	OH	Primary	Purchase	No	8/XX/2018 8:54:05 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/1999.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
204333621	GA	Investment	Refinance Cash-out - Other	8/XX/2018 8:54:05 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003.
204333622	CA	Primary	Refinance Rate/Term	Yes	8/XX/2018 8:54:05 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 08/XX/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
204333623	KS	Primary	Refinance Cash-out - Other	Tested	8/XX/2018 8:54:05 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
204333624	CO	Primary	Refinance Rate/Term	8/XX/2018 8:54:05 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.

[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
204333625					IN		Primary	Refinance Cash-out - Other			8/XX/2018 8:54:05 PM	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
204333626					IL		Primary	Refinance Rate/Term			8/XX/2018 8:54:05 PM	1			1
204333627	IL	Primary	Purchase	No	8/XX/2018 8:54:05 PM	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
EXCEPTION INFO: Not signed

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
204333628	VA	Primary	Refinance Rate/Term	8/XX/2018 12:17:06 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.

[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
204333629					IN		Primary	Refinance Cash-out - Other			8/XX/2018 8:54:05 PM	2			2		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
204333630					NY		Primary	Refinance Rate/Term			8/XX/2018 8:54:05 PM	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
204361088	NY	Primary	Purchase	8/XX/2018 9:10:44 PM	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $950,745.83 is underdisclosed from calculated Finance Charge of $954,561.74 in the amount of $3,815.91.
204361093	NV	Primary	Refinance Rate/Term	8/XX/2018 5:27:17 PM	2	2	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided
EXCEPTION INFO: FHA Case Number Assignment not provided.

[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.
204361094	TX	Primary	Purchase	8/XX/2018 9:10:44 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
204361095	MS	Primary	Refinance Cash-out - Other	8/XX/2018 1:52:08 PM	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003 EXCEPTION INFO: .	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.
204361098					CO		Investment	Refinance Rate/Term			8/XX/2018 2:53:17 PM	1			1
204361100	MS	Primary	Refinance Cash-out - Other	8/XX/2018 1:52:08 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.
204361101	DC	Primary	Purchase	8/XX/2018 1:52:08 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.
204361106	PA	Investment	Refinance Cash-out - Other	8/XX/2018 1:52:08 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.
204361110	AL	Primary	Refinance Cash-out - Other	8/XX/2018 1:52:08 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $116,270.64 is underdisclosed from calculated Finance Charge of $116,620.60 in the amount of $349.96.
EXCEPTION INFO: Unable to determine reason for under disclosure due to missing TIL Itemization of amount financed.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
204361111	SC	Investment	Purchase	8/XX/2018 1:52:08 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.
204361114	SC	Investment	Construction-Permanent	8/XX/2018 1:52:08 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.
204361115	FL	Second Home	Purchase	8/XX/2018 1:52:08 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.
204361117	FL	Second Home	Purchase	No	8/XX/2018 1:52:08 PM	3	3	[3] Closing / Title - Missing Document: HUD-1 Addendum not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
204361121	IL	Investment	Purchase	8/XX/2018 1:52:08 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.
204361126	MT	Primary	Purchase	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2002.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
204419052					GA		Primary	Purchase			8/XX/2018 1:43:55 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.
204423938	NC	Primary	Refinance Cash-out - Other	8/XX/2018 1:52:08 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																	EXCEPTION INFO: Preliminary title not in file so unable to determine.
204423942	NY	Primary	Refinance Rate/Term	8/XX/2018 1:52:08 PM	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $630,315.00 is underdisclosed from calculated Finance Charge of $630,522.04 in the amount of $207.04.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.
204423945	NY	Primary	Purchase	8/XX/2018 1:52:08 PM	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.
204423946	NY	Primary	Purchase	No	8/XX/2018 1:52:08 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
204469981					OH		Primary	Purchase			8/XX/2018 1:09:27 PM	1			1
204469982	OH	Primary	Refinance Rate/Term	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204469986	NJ	Primary	Purchase	8/XX/2018 1:09:27 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204469987					OH		Primary	Refinance Rate/Term			8/XX/2018 1:09:27 PM	2			2		[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
204469990	OH	Primary	Refinance Rate/Term	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
204469991	OH	Primary	Refinance Rate/Term	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
204469992	NJ	Primary	Purchase	No	8/XX/2018 1:09:27 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
204469993	NJ	Primary	Refinance Rate/Term	Tested	8/XX/2018 1:09:27 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
204469994	NJ	UTD	UTD UTD	UTD	8/XX/2018 1:09:27 PM	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/1999 used as disbursement date for compliance testing.
EXCEPTION INFO: Missing HUD and other credit/loan documents

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
EXCEPTION INFO: Missing Appraisal and majority of loan credit docs

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 05/XX/1999. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																	EXCEPTION INFO: Missing docs to support occupancy
204469996	OH	Primary	Purchase	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.

																	[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.
204469997	OH	Primary	Purchase	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
204469998	NJ	Primary	UTD UTD	No	8/XX/2018 1:09:27 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/1990 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/1990 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 08/XX/1989. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
204469999	OH	Primary	Purchase	8/XX/2018 1:09:27 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
204470001	OH	Primary	Purchase	No	8/XX/2018 1:09:27 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
204470002	OH	Primary	Refinance Rate/Term	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
204470003	OH	Primary	Refinance Cash-out - Debt Consolidation	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204470005					NV		Primary	Purchase			8/XX/2018 1:09:27 PM	2			2		[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
204470009	OH	Primary	Purchase	No	8/XX/2018 1:09:27 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

																	[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.
204470010	NV	Primary	Purchase	No	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
204470011	MA	Primary	Purchase	Yes	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
204470013	OH	Primary	Refinance Rate/Term	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
204470014	OH	Primary	Refinance Cash-out - Other	Yes	8/XX/2018 1:09:27 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.
204470015	OH	Primary	Purchase	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 5.41260% is underdisclosed from calculated APR of 6.42199% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure due to variance in final TIL pay streams and calculated pay stream.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $101,409.24 is underdisclosed from calculated Finance Charge of $113,873.52 in the amount of $12,464.28.
																	EXCEPTION INFO: Under disclosure due to variance in final TIL pay streams and calculated pay stream.
204470016	OH	Primary	Purchase	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
204470018	OH	Primary	Refinance Rate/Term	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204470019	MA	Primary	Refinance Cash-out - Other	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $169,576.76 is underdisclosed from calculated Finance Charge of $169,781.77 in the amount of $205.01.
																	EXCEPTION INFO: Unable to determine the under-disclosure due to missing Itemization of Finance Charges.
204470020	MA	Primary	Refinance Cash-out - Debt Consolidation	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.

[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204470021	NV	Primary	Purchase	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
204470022	OH	Primary	UTD UTD	UTD	8/XX/2018 1:09:27 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/1999 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 05/XX/1999. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
204470023	NJ	Primary	UTD UTD	No	8/XX/2018 1:09:27 PM	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/1990 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/1990 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 06/XX/1990. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
204470024	MA	UTD	UTD UTD	No	8/XX/2018 1:09:27 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/1993 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
EXCEPTION INFO: Missing appraisal

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/1992 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 07/XX/1992. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																	EXCEPTION INFO: Unable to determine.
204470025	OH	Primary	Purchase	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $147,766.90 is underdisclosed from calculated Finance Charge of $150,760.98 in the amount of $2,994.08.
																	EXCEPTION INFO: It appears lender used a lower index than in the look back period.
204470026	MA	Primary	Purchase	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
204470027	NJ	Primary	Purchase	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
204470032					NV		Primary	Purchase			8/XX/2018 1:09:27 PM	1			1
204470033	OH	Primary	Refinance Cash-out - Debt Consolidation	Tested	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.

[2] State Compliance - Ohio Consumer Sales Practices Act (Demand Feature): Ohio Consumer Sales Practices Act: Mortgage loan contains an impermissible demand feature.

[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
204470034	OH	Primary	Refinance Cash-out - Other	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $338,143.77 is underdisclosed from calculated Finance Charge of $351,645.00 in the amount of $13,501.23.
																	EXCEPTION INFO: Final TIL disclosure indicates the Index used was 3.751%. The closest Index available in the look-back period is 4.0108%.
204470039	OH	Primary	Refinance Cash-out - Debt Consolidation	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204470040	OH	Primary	Refinance Rate/Term	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204470041	OH	Primary	Purchase	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204470043					OH		Primary	Refinance Cash-out - Debt Consolidation			8/XX/2018 1:09:27 PM	2			2		[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
204470044	OH	Primary	Refinance Rate/Term	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
204470045	OH	Primary	Refinance Cash-out - Other	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204470046	OH	Primary	Refinance Cash-out - Debt Consolidation	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204470047					OH		Primary	Refinance Rate/Term			8/XX/2018 1:09:27 PM	2			2		[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
204470048					OH		Primary	Refinance Cash-out - Other			8/XX/2018 1:09:27 PM	2			2		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
204470049	OH	Primary	Refinance Cash-out - Debt Consolidation	8/XX/2018 1:09:27 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204470050	OH	Primary	Refinance Cash-out - Debt Consolidation	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204470053	OH	Primary	Refinance Cash-out - Other	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204470054	OH	Primary	Purchase	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
204470055	OH	Primary	Refinance Cash-out - Other	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
204470056	OH	Primary	Refinance Rate/Term	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
204470057	OH	Primary	Refinance Rate/Term	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204470058	OH	Primary	Refinance Rate/Term	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
204470062	OH	Primary	Purchase	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204470064	OH	Primary	Refinance Rate/Term	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204487310	MI	Primary	Refinance Cash-out - Other	Yes	9/XX/2018 10:32:42 PM	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
204487311	TX	Primary	Purchase	Yes	9/XX/2018 5:59:16 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2002.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
204487312	MI	Primary	Refinance Cash-out - Other	Yes	9/XX/2018 10:32:42 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
204487313	FL	Primary	Refinance Rate/Term	Yes	9/XX/2018 10:32:42 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
204487314	GA	Primary	Purchase	9/XX/2018 11:39:24 AM	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.

																	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $110,163.00 is underdisclosed from calculated Finance Charge of $110,301.18 in the amount of $138.18.
204487315	AZ	Primary	Purchase	9/XX/2018 10:32:42 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2001.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
204487316	NC	Primary	Purchase	9/XX/2018 10:32:42 PM	2	2	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/1997.